AMERICAN
EXPRESS

Strategist Income Fund, Inc.
2000 Annual Report


Strategist Government Income Fund

Strategist High Yield Fund

Strategist Quality Income Fund

Table of Contents

From the Portfolio Managers                                             2
The Fund's Long-term Performance                                        8
Independent Auditors' Report (Strategist Income Fund, Inc.)            14
Financial Statements (Strategist Income Fund, Inc.)                    15
Notes to Financial Statements (Strategist Income Fund, Inc.)           20
Federal Income Tax Information (Strategist Income Fund, Inc.)          27
Independent Auditors' Report (Government Income Portfolio)             30
Financial Statements (Government Income Portfolio)                     31
Notes to Financial Statements (Government Income Portfolio)            34
Investments in Securities (Government Income Portfolio)                40
Independent Auditors' Report (High Yield Portfolio)                    49
Financial Statements (High Yield Portfolio)                            50
Notes to Financial Statements (High Yield Portfolio)                   53
Investments in Securities (High Yield Portfolio)                       57
Independent Auditors' Report (Quality Income Portfolio)                82
Financial Statements (Quality Income Portfolio)                        83
Notes to Financial Statements (Quality Income Portfolio)               86
Investments in Securities (Quality Income Portfolio)                   91

(picture of)
James W. Snyder
Portfolio Manager

From the Portfolio Manager

Strategist Government Income Fund

Rising interest rates led to a poor environment for bonds during the past 12 months. Strategist Government Income Fund's performance reflected the conditions, as it experienced a loss of 0.34% for the fiscal year -- June 1999 through May 2000.

Although inflation showed little indication of getting out of hand, fixed-income investors found enough to worry about during the period. Leading the list were an economy that continued to show remarkably strong growth, an extremely tight labor market and a run-up in the price of oil. That combination, many investors apparently concluded, probably would fan the fire under inflation before long. That view was reinforced by the actions of the Federal Reserve, which raised short-term interest rates six times during the 12 months.

The result of the hand-wringing and the Fed's actions was increased selling pressure on most types of bonds, which caused interest rates to rise and, ultimately, caused prices to fall. Also having an effect was a substantial supply of new bonds, which tended to hold down prices on all non-U.S. Treasury issues, including the mortgage-backed securities in the portfolio. About mid-period, the supply shrank somewhat, lending some support to the mortgage sector.

Looking at the portfolio's holdings, I kept nearly all of the assets invested in mortgage-backed bonds issued by the Federal National Mortgage Association (commonly known as "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). At the outset of the period, the portfolio held a higher-than-usual level of cash reserves, which provided something of a cushion for the Fund's net asset value as interest rates rose. I gradually reduced the cash over the ensuing months.

I also employed short sales and a substantial investment in a variety of derivatives -- including futures, options, dollar rolls and forward contracts -- to reduce volatility in the Fund's value and enhance the return. Although the net effect of these investments actually turned out to be negative, it was weakness in mortgage-backed bonds that played the biggest role in holding back the Fund's performance. On a related point, because of considerable volatility in the mortgage sector and increased use of dollar rolls, the turnover in the portfolio was unusually high during the period.

STRATEGIST INCOME FUND, INC.

As the new fiscal year begins, recent data have indicated that the economy may be starting to slow down a bit. If subsequent reports confirm that trend, I think it's likely that the Federal Reserve will raise short-term interest rates only modestly in the months ahead. Assuming that outlook proves to be reasonably accurate, I expect corresponding improvement in the bond market.

James W. Snyder

Note to shareholders: As you know, effective July 14, 2000, your Fund was reorganized into AXP Federal Income Fund, which has identical investment policies and the same investment manager as the Strategist fund. There will be no change in how your assets are managed.

ANNUAL REPORT - 2000

(picture of) Jack Utter and Scott Schroepfer
Jack Utter and Scott Schroepfer
Portfolio Managers

From the Portfolio Managers
Strategist High Yield Fund

The bond market struggled for much of the past 12 months, as concerns about inflation and rising interest rates dominated the investment environment. Although high-yield issues fared better than some sectors of the market, an overall decline in prices resulted in Strategist High Yield Fund experiencing a loss of 2.01% on a total return basis for the fiscal year -- June 1999 through May 2000.

The period got off to a reasonably good start, as the economy continued to forge ahead with little sign of higher inflation. Thanks in part to strength in its telecommunications and paper/forest product holdings, the Fund produced positive results through the first two months.

RATE HIKES PRESSURE MARKET
But the tone of the bond market quickly changed, as investors, prompted by a hike in short-term interest rates by the Federal Reserve Board (the Fed) in June 1999, became increasingly worried that higher inflation and still-higher interest rates might lie ahead. That concern was reinforced by another Fed rate hike in late August. While high-yield bonds suffered less from the rise in rates than did some sectors of the market, a substantial supply of new issues and a drop-off in demand on the part of investors in high-yield mutual funds kept downward pressure on prices through the fall.

News of still-tame inflation finally boosted investors' spirits in November and December. High-yield bonds responded with sharp gains, with the Fund's holdings among telecommunications and media bonds performing especially well. But four subsequent interest-rate increases by the Fed, as well as an increase in the level of defaults in the high-yield sector, dragged down bond prices and, consequently, the Fund's net asset value for the ensuing months of the fiscal year.

STRATEGIST INCOME FUND, INC.

As we look toward the new fiscal year, with economic growth showing little sign of slacking off, we think the Fed may decide to push short-term interest rates somewhat higher in the months ahead to avoid a run-up in inflation. Nevertheless, while that almost surely would present a near-term problem for the bond market, we think it might ultimately lead to better performance as the period progresses. Beyond that, because their yields are at historically high levels, we think high-yield bonds have the potential to attract increased interest from investors and, therefore, could enjoy improved prices in the new fiscal year.

Jack Utter
Scott Schroepfer

Note to shareholders: As you know, effective July 14, 2000, your Fund was reorganized into AXP Extra Income Fund, which has identical investment policies and the same investment manager as the Strategist fund. There will be no change in how your assets are managed.

ANNUAL REPORT - 2000

(picture of) Ray Goodner
Ray Goodner
Portfolio Manager

From the Portfolio Manager
Strategist Quality Income Fund

The U.S. bond market struggled most of the past 12 months, as rising interest rates depressed bond prices for much of the period. Strategist Quality Income Fund did manage to finish with a positive result, however, as it produced a total return of 0.75% for the fiscal year -- June 1999 through May 2000.

With the economy continuing to grow at a rapid rate, unemployment at a record-low level and the price of oil more than doubling in a matter of months, the unwelcome specter of higher inflation made bond investors uneasy throughout the period. The Federal Reserve Board (the Fed) saw some threat to the still-tame inflation environment, too, as it raised short-term interest rates six times over the 12 months in an effort to cool off the economy and, ultimately, relieve potential upward pressure on prices. The end result was that interest rates across the maturity range crept higher from mid-1999 through last January, pushing down bond prices in the process. Compounding the situation was a heavy supply of corporate bonds, which further eroded support for the bond market.

TREASURY BUY-BACK HELPS
Some relief finally did arrive in the form of a bond buy-back program implemented by the U.S. Treasury. Prompted by a federal budget surplus, the department decided to retire in advance of maturity some $30 billion of its long-term debt. As it did so, yields on long-term Treasury issues fell considerably from February through April, driving up prices in the process. The rally benefited the Fund's long-term, high grade holdings.

Given the largely difficult environment for most of the year, I maintained a defensive maturity structure in the portfolio. That centered on keeping a shorter-than-average duration to provide some protection against rising interest rates. (Duration, a function of the average maturity of the securities in the portfolio, affects the Fund's sensitivity to interest-rate changes. Generally, the longer the duration, the greater the sensitivity.) In addition, I held a higher-than-normal level of cash reserves.

STRATEGIST INCOME FUND, INC.

Looking at bond sectors, the biggest areas of investment were U.S. Treasury bonds, which gave the Fund a substantial performance boost late in the period, and mortgage-backed securities. The next-largest exposure was to high-grade corporate bonds. I also held some foreign bonds denominated in U.S. dollars. While they amounted to a modest portion of the portfolio, their strong price gains did benefit performance.

Heading into the new fiscal year, it appears that economic growth is starting to moderate, which should limit the Federal Reserve's need to raise interest rates. If that outlook proves to be reasonably accurate, the bond market and the Fund should enjoy a better environment. In the meantime, I plan to stay with a largely conservative investment strategy to guard against a potential rise in inflation.

Ray Goodner

Note to shareholders: As you know, effective July 14, 2000, your Fund was reorganized into AXP Selective Fund, which has identical investment policies and the same investment manager as the Strategist fund. There will be no change in ow your assets are managed.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Government Income Fund

$20,000

          (Line graph comparing the performance of: Lehman Brothers Aggregate Bond Index; Lipper Short/Intermediate U.S. Government Funds Index;
          Merrill Lynch 1-5 Year U.S. Government Index; and Strategist Government Income Fund, each starting at $10,000 on 6/30/96, with a close gradual increase for all funds over time, ending with Strategist Government Income Fund at 11,998 on 5/00)


$10,000



6/30/96        5/97           5/98           5/99           5/00


Average Annual Total Returns (as of May 31, 2000)
                        1 year           5 years          10 years
                        -0.34%           +4.99%            +6.24%

Assumes: Holding period from 6/30/96 to 5/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $2,930. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Merrill Lynch 1-5 Year U.S. Government Index, Lipper Short/Intermediate U.S. Government Funds Index and the Lehman Brothers Aggregate Bond Index. Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Lehman Brothers Aggregate Bond Index to the Merrill Lynch 1-5 Year U.S. Government Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Merrill Lynch 1-5 Year U.S. Government Index will be included. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, AXP Federal Income Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Government Income Portfolio. The performance information, prior to June 10, 1996, in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund

STRATEGIST INCOME FUND, INC.

from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Merrill Lynch 1-5 Year U.S. Government Index, an unmanaged index, is made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Lipper Short/Intermediate U.S. Government Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat dfferent investment policies and objectives.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

How your $10,000 has grown in Strategist High Yield Fund

$20,000

          (Line graph comparing the performance of: Lehman Brothers Aggregate Bond Index; Lipper High Yield Funds Index; Merrill Lynch High Yield Bond Index; and Strategist High Yield Fund, each starting at $10,000 on 6/30/96, with a close gradual increase for all funds over time, ending with Strategist High Yield Fund at 11,899 on 5/00)


$10,000



6/30/96        5/97           5/98           5/99           5/00


Average Annual Total Returns (as of May 31, 2000)
                        1 year           5 years          10 years
                        -2.01%            +6.53%           +10.31%

Assumes: Holding period from 6/30/96 to 5/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $3,825. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Merrill Lynch High Yield Bond Index, Lipper High Yield Funds Index and the Lehman Brothers Aggregate Bond Index. Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Lehman Brothers Aggregate Bond Index to the Merrill Lynch High Yield Bond Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Merrill Lynch High Yield Bond Index will be included. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, AXP Extra Income Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to High Yield Portfolio. The performance information, prior to June 10, 1996, in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from

STRATEGIST INCOME FUND, INC.

March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

Lipper High Yield Funds Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Quality Income Fund

$20,000

          (Line graph comparing the performance of: Lehman Brothers Aggregate Bond Index; Lipper Corporate Debt - A rated Index; and Strategist Quality Income Fund, each starting at $10,000 on 6/30/96, with a close gradual increase for all funds over time, ending with Strategist Quality Income Fund at 12,247 on 5/00)


$10,000



6/30/96        5/97           5/98           5/99           5/00


Average Annual Total Returns (as of May 31, 2000)
                        1 year           5 years          10 years
                        +0.75%            +5.24%            +7.90%

Assumes: Holding period from 6/30/96 to 5/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $2,842. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and Lipper Corporate Debt - A rated Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, AXP Selective Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Quality Income Portfolio. The performance information, prior to June 10, 1996, in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

STRATEGIST INCOME FUND, INC.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Lipper Corporate Debt - A rated Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2000

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
STRATEGIST INCOME FUND, INC.

We have audited the accompanying statements of assets and liabilities of Strategist Government Income Fund, Strategist High Yield Fund and Strategist Quality Income Fund (series of Strategist Income Fund, Inc.) as of May 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended May 31, 2000 and the financial highlights for the three-year period ended May 31, 2000, and for the period from June 10, 1996 (commencement of operations) to May 31, 1997. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Strategist Government Income Fund, Strategist High Yield Fund and Strategist Quality Income Fund as of May 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
July 7, 2000

STRATEGIST INCOME FUND, INC.


Financial Statements
Statements of assets and liabilities
Strategist Income Fund, Inc.

May 31, 2000                                        Strategist      Strategist     Strategist
                                                    Government      High Yield      Quality
                                                    Income Fund        Fund        Income Fund

 Assets
Investments in corresponding Portfolio (Note 1)       $815,057       $1,628,446       $747,326
Expense receivable from AEFC                             1,024               --              4
                                                         -----            -----          -----
Total assets                                           816,081        1,628,446        747,330
                                                       -------        ---------        -------

 Liabilities
Dividends payable to shareholders                          410            5,810          1,025
Accrued transfer agency fee                                  2                2              1
Accrued administrative services fee                          1                2              1
Other accrued expenses                                   3,056            4,317          5,343
                                                         -----            -----          -----
Total liabilities                                        3,469           10,131          6,370
                                                         -----           ------          -----
Net assets applicable to outstanding capital stock    $812,612       $1,618,315       $740,960
                                                      ========       ==========       ========

 Represented by
Capital stock-- $.01 par value (Note 1)               $  1,818       $    4,648       $    869
Additional paid-in capital                             890,568        2,049,388        780,672
Undistributed net investment income                      2,606            7,227          1,372
Accumulated net realized gain (loss)                   (56,366)        (141,312)       (12,131)
Unrealized appreciation (depreciation) on investments  (26,014)        (301,636)       (29,822)
                                                       -------         --------        -------
Total -- representing net assets applicable to
   outstanding capital stock                          $812,612       $1,618,315       $740,960
                                                      ========       ==========       ========
Shares outstanding                                     181,752          464,820         86,879
                                                       -------          -------         ------
Net asset value per share of outstanding capital stock $  4.47       $     3.48       $   8.53
                                                       -------       ----------       --------

See accompanying notes to financial statements.

ANNUAL REPORT - 2000


Statements of operations
Strategist Income Fund, Inc.

Year ended May 31, 2000                        Strategist      Strategist    Strategist
                                               Government      High Yield      Quality
                                               Income Fund        Fund       Income Fund

Investment income
Income:
Dividends                                     $      --      $   19,751     $     414
Interest                                         58,585         174,762        52,832
   Less foreign taxes withheld                       --              (2)           --
                                                    ---             ---           ---
Total income                                     58,585         194,511        53,246
                                                 ------         -------        ------
Expenses (Note 2):
Expenses allocated from corresponding Portfolio   4,469           9,817         3,964
Distribution fee                                    768           1,484           649
Transfer agency fee                                 592             919           346
Administrative services fees and expenses           436             849           376
Compensation of board members                       812             521           812
Registration fees                                20,691          21,129        12,924
Audit fees                                        3,600           3,600         3,600
Printing and postage                                480             333           357
Other                                             2,092           1,343           968
                                                  -----           -----           ---
Total expenses                                   33,940          39,995        23,996
   Less expenses reimbursed by AEFC             (24,290)        (35,812)      (16,070)
                                                -------         -------       -------
Total net expenses                                9,650           4,183         7,926
                                                  -----           -----         -----
Investment income (loss)-- net                   48,935         190,328        45,320
                                                 ------         -------        ------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                        (62,245)        (75,020)      (11,969)
   Closed short positions in securities             983              --            --
   Financial futures contracts                      491              --         2,089
   Foreign currency transactions                     --          (1,566)           96
   Options contracts written                     18,038              --            --
                                                 ------           ------        ------
Net realized gain (loss) on investments         (42,733)        (76,586)       (9,784)
Net change in unrealized appreciation
   (depreciation) on investments                 (8,266)       (148,990)      (30,467)
                                                 ------        --------       -------
Net gain (loss) on investments                  (50,999)       (225,576)      (40,251)
                                                -------        --------       -------
Net increase (decrease) in net assets
   resulting from operations                  $  (2,064)     $  (35,248)    $   5,069
                                              =========      ==========     =========

See accompanying notes to financial statements.

STRATEGIST INCOME FUND, INC.


Statements of changes in net assets
Strategist Income Fund, Inc.

                                                                  Strategist Government
                                                                        Income Fund
Year ended May 31,                                                 2000           1999

Operations and distributions
Investment income (loss)-- net                                 $  48,935      $  44,023
Net realized gain (loss) on investments                          (42,733)        22,247
Net change in unrealized appreciation
   (depreciation) on investments                                  (8,266)       (35,378)
                                                                  ------        -------
Net increase  (decrease) in net assets resulting from operations  (2,064)        30,892
                                                                  ------         ------
Distributions to shareholders from:
   Net investment income                                         (48,459)       (44,231)
   Net realized gain                                             (13,718)       (14,001)
                                                                 -------        -------
Total distributions                                              (62,177)       (58,232)
                                                                 -------        -------

Capital share transactions (Note 3)
Proceeds from sales                                               13,207        273,402
Reinvestment of distributions at net asset value                  57,415         58,028
Payments for redemptions                                         (92,888)       (62,923)
                                                                 -------        -------
Increase (decrease) in net assets from capital share transactions(22,266)       268,507
                                                                 -------        -------
Total increase (decrease) in net assets                          (86,507)       241,167
Net assets at beginning of year                                  899,119        657,952
                                                                 -------        -------
Net assets at end of year                                       $812,612       $899,119
                                                                ========       ========
Undistributed net investment income                            $   2,606      $   1,080
                                                               ---------     ----------

See accompanying notes to financial statements.

ANNUAL REPORT - 2000


Statements of changes in net assets
Strategist Income Fund, Inc.

                                                                       Strategist
                                                                     High Yield Fund
Year ended May 31,                                                 2000           1999

 Operations and distributions
Investment income (loss)-- net                               $   190,328    $   169,409
Net realized gain (loss) on investments                          (76,586)       (66,406)
Net change in unrealized appreciation
   (depreciation) on investments                                (148,990)      (185,856)
                                                                --------       --------
Net  increase  (decrease)  in net  assets  resulting
from  operations                                                 (35,248)       (82,853)
                                                                 -------        -------
Distributions to shareholders from:
   Net investment income                                        (182,407)      (176,522)
   Net realized gain                                                  --        (18,715)
                                                                 -------        -------
Total distributions                                             (182,407)      (195,237)
                                                                --------       --------

 Capital share transactions (Note 3)
Proceeds from sales                                              182,777      1,140,763
Reinvestment of distributions at net asset value                 125,074        140,321
Payments for redemptions                                        (145,813)      (466,187)
                                                                --------       --------
Increase (decrease) in net assets from capital
share transactions                                               162,038        814,897
                                                                 -------        -------
Total increase (decrease) in net assets                          (55,617)       536,807
Net assets at beginning of year                                1,673,932      1,137,125
                                                               ---------      ---------
Net assets at end of year                                     $1,618,315     $1,673,932
                                                              ==========     ==========
Undistributed net investment income                           $    7,227     $      911
                                                              ----------     ----------

See accompanying notes to financial statements.

STRATEGIST INCOME FUND, INC.


Statements of changes in net assets Strategist Income Fund, Inc.

                                                                   Strategist Quality
                                                                       Income Fund
Year ended May 31,                                                 2000           1999

 Operations and distributions
Investment income (loss)-- net                                 $  45,320      $  41,799
Net realized gain (loss) on investments                           (9,784)        14,233
Net change in unrealized appreciation
   (depreciation) on investments                                 (30,467)       (31,558)
                                                                 -------        -------
Net increase  (decrease) in net assets resulting from operations   5,069         24,474
                                                                   -----         ------
Distributions to shareholders from:
   Net investment income                                         (46,484)       (41,686)
   Net realized gain                                              (8,731)        (5,030)
                                                                  ------         ------
Total distributions                                              (55,215)       (46,716)
                                                                 -------        -------

 Capital share transactions (Note 3)
Proceeds from sales                                                3,405        116,122
Reinvestment of distributions at net asset value                  54,236         46,716
Payments for redemptions                                         (23,470)       (56,369)
                                                                 -------        -------
Increase (decrease) in net assets from capital share transactions 34,171        106,469
                                                                  ------        -------
Total increase (decrease) in net assets                          (15,975)        84,227
Net assets at beginning of year                                  756,935        672,708
                                                                 -------        -------
Net assets at end of year                                       $740,960       $756,935
                                                                ========       ========
Undistributed net investment income                             $  1,372       $    650
                                                                --------       --------

See accompanying notes to financial statements.

ANNUAL REPORT - 2000

Notes to Financial Statements

Strategist Income Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Strategist Government Income Fund (Government Income Fund), Strategist High Yield Fund (High Yield Fund), and Strategist Quality Income Fund (Quality Income
Fund) are series of capital stock within Strategist Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 3 billion authorized shares of capital stock.

Effective July 14, 2000, Strategist Government Income Fund, Strategist High Yield Fund, and Strategist Quality Income Fund were reorganized into AXP Federal Income Fund, AXP Extra Income Fund and AXP Selective Fund, respectively, which have identical investment policies and the same investment managers as the Strategist funds.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Income Trust (the Trust).

Government Income Fund invests all of its assets in the Government Income Portfolio, an open-end investment company that has the same objectives as the Fund. Government Income Portfolio invests primarily in U.S. government and government agency securities.

High Yield Fund invests all of its assets in the High Yield Portfolio, an open-end investment company that has the same objectives as the Fund. High Yield Portfolio invests primarily in long-term corporate bonds in the lower ranking categories, commonly known as junk bonds.

Quality Income Fund invests all of its assets in the Quality Income Portfolio, an open-end investment company that has the same objectives as the Fund. Quality Income Portfolio invests primarily in investment-grade bonds.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolios' net assets. As of May 31, 2000, the percentages of the corresponding Portfolio owned by Government Income Fund, High Yield Fund and Quality Income Fund were 0.04%, 0.05% and 0.06%, respectively.

STRATEGIST INCOME FUND, INC.

Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in a net reclassification adjustment to additional paid-in-capital by the following:

                                                Government           High            Quality
                                                 Income              Yield            Income
                                                  Fund               Fund              Fund
Undistributed net investment income              $1,050            $(1,605)          $1,886
Accumulated net realized gain (loss)                 12              1,605             (231)
                                                     --              -----             ----
Additional paid-in-capital reductions (increase) $1,062            $    --           $1,655
                                                 ------              -----           ------

ANNUAL REPORT - 2000

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly for Government Income Fund, High Yield Fund, and Quality Income Fund, when available, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
As of May 31, 2000, American Express Financial Corporation (AEFC) owned 136,214 shares of Government Income Fund, 170,668 shares of High Yield Fund and 72,832 shares of Quality Income Fund.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $25.

As of Oct. 1, 1999, American Express Financial Advisors Inc. is the Funds' Distributor. Prior to Oct. 1, 1999, under a Plan and Agreement of Distribution, each Fund paid American Express Service Corporation a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

A redemption fee of 0.50% is applied and retained by High Yield Fund if shares are redeemed or exchanged within 180 days of purchase.

AEFC has agreed to waive certain fees and to absorb certain other Fund expenses through May 31, 2000. Under this agreement, each Fund's total expenses will not exceed 1.10% (1.20% for High Yield Fund) of each of the Fund's average daily net assets. In addition, for the year ended May 31, 2000, AEFC further voluntarily agreed to waive certain fees and expenses to 0.25% for High Yield Fund and 1.06% for Quality Income Fund.

STRATEGIST INCOME FUND, INC.


3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                     Year ended May 31, 2000
                                         Government            High            Quality
                                           Income              Yield            Income
                                            Fund               Fund              Fund
Sold                                        2,831             46,875              388
Issued for reinvested distributions        12,344             33,515            6,185
Redeemed                                  (20,008)           (38,383)          (2,655)
                                          -------            -------           ------
Net increase (decrease)                    (4,833)            42,007            3,918
                                           ------             ------            -----

                                                    Year ended May 31, 1999
                                         Government            High            Quality
                                           Income              Yield           Income
                                            Fund               Fund             Fund
Sold                                       55,436            254,861           12,360
Issued for reinvested distributions        11,755             34,590            4,993
Redeemed                                  (12,803)          (113,505)          (5,994)
                                          -------           --------           ------
Net increase (decrease)                    54,388            175,946           11,359
                                           ------            -------           ------


4. CAPITAL LOSS CARRYOVER
For federal income tax purposes, Government Income Fund, High Yield Fund and Quality Income Fund have capital loss carryovers as of May 31, 2000 of $51,422, $140,777 and $10,640, respectively, that if not offset by subsequent capital gains, will expire in 2008 through 2009 for Government Income Fund, in 2007 through 2009 for High Yield Fund and in 2008 through 2009 for Quality Income Fund. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

ANNUAL REPORT - 2000


5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

Government Income Fund

Fiscal period ended May 31,

Per share income and capital changesa

                                                 2000      1999       1998       1997b

Net asset value, beginning of period             $4.82     $4.98      $4.93      $4.91

Income from investment operations:

Net investment income (loss)                       .26       .28        .32        .30

Net gains (losses) (both realized and unrealized) (.28)     (.07)       .11        .06

Total from investment operations                  (.02)      .21        .43        .36

Less distributions:

Dividends from net investment income              (.26)     (.28)      (.33)      (.30)

Distributions from realized gains                 (.07)     (.09)      (.05)      (.04)

Total distributions                               (.33)     (.37)      (.38)      (.34)

Net asset value, end of period                   $4.47     $4.82      $4.98      $4.93


Ratios/supplemental data

Net assets, end of period (in thousands)          $812      $899       $658       $548

Ratio of expenses to average daily net assetsc   1.10%     1.09%      1.09%      1.10%d

Ratio of net investment income (loss) to
average daily net assets                         5.60%     5.57%      6.44%      6.48%d

Portfolio turnover rate
(excluding short-term securities)                 674%      278%       159%       146%

Total return                                     (.34%)    4.19%      9.04%      7.59%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 10, 1996.
c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 3.88%, 1.41%, 1.57% and 25.68% for the periods ended 2000, 1999, 1998 and 1997, respectively.
d Adjusted to an annual basis.

STRATEGIST INCOME FUND, INC.


High Yield Fund


Fiscal period ended May 31,

Per share income and capital changesa

                                                 2000      1999       1998       1997b

Net asset value, beginning of period             $3.96     $4.61      $4.41      $4.31

Income from investment operations:

Net investment income (loss)                       .41       .39        .43        .38

Net gains (losses) (both realized and unrealized) (.49)     (.58)       .17        .09

Total from investment operations                  (.08)     (.19)       .60        .47

Less distributions:

Dividends from net investment income              (.40)     (.42)      (.40)      (.37)

Distributions from realized gains                   --      (.04)        --         --

Total distributions                               (.40)     (.46)      (.40)      (.37)

Net asset value, end of period                   $3.48     $3.96      $4.61      $4.41


Ratios/supplemental data

Net assets, end of period (in thousands)        $1,618    $1,674     $1,137       $960

Ratio of expenses to average daily net assetsc    .25%     1.19%       .72%     1.19%d

Ratio of net investment income (loss)
to average daily net assets                     11.19%     9.73%      9.28%     8.90%d

Portfolio turnover rate
(excluding short-term securities)                  44%       47%        81%       92%

Total return                                    (2.01%)   (3.94%)    14.02%     11.40%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 10, 1996.
c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 2.35%, 1.85%, 2.15% and 11.48% for the periods ended 2000, 1999, 1998 and 1997, respectively.
d Adjusted to an annual basis.

ANNUAL REPORT - 2000


Quality Income Fund


Fiscal period ended May 31,

Per share income and capital changesa

                                                 2000      1999       1998       1997b

Net asset value, beginning of period             $9.12     $9.40      $9.15      $8.95

Income from investment operations:

Net investment income (loss)                       .53       .53        .58        .55

Net gains (losses) (both realized and unrealized  (.48)     (.21)       .34        .18

Total from investment operations                   .05       .32        .92        .73

Less distributions:

Dividends from net investment income              (.54)     (.54)      (.61)      (.53)

Distributions from realized gains                 (.10)     (.06)      (.06)     --

Total distributions                               (.64)     (.60)      (.67)      (.53)

Net asset value, end of period                   $8.53     $9.12      $9.40      $9.15


Ratios/supplemental data

Net assets, end of period (in thousands)          $741      $757       $673       $575

Ratio of expenses to average daily net assetsc   1.06%     1.09%       .97%      1.10%d

Ratio of net investment income (loss)
to average daily net assets                      6.04%     5.68%      6.22%      6.33%d

Portfolio turnover rate
(excluding short-term securities)                  62%       30%        20%        31%

Total return                                      .75%     3.38%     10.30%      8.31%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 10, 1996.
c The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 3.20%, 3.58%, 1.48% and 13.34% for the periods ended 2000, 1999, 1998 and 1997, respectively.
d Adjusted to an annual basis.

STRATEGIST INCOME FUND, INC.

Federal Income Tax Information
(Unaudited)

The Funds are required by the Internal Revenue Code of 1986 to tell their shareholders about the tax treatment of the dividends they pay during their fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Strategist Government Income Fund Fiscal year ended May 31, 2000

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

June 23, 1999                                 $0.01931
July 26, 1999                                  0.02143
Aug. 26, 1999                                  0.01988
Sept. 22, 1999                                 0.01622
Oct. 25, 1999                                  0.02437
Nov. 23, 1999                                  0.02404
Dec. 22, 1999                                  0.07323
Jan. 24, 2000                                  0.02187
Feb. 24, 2000                                  0.02177
March 23, 2000                                 0.01974
April 24, 2000                                 0.02426
May 24, 2000                                   0.02343
Total                                         $0.30955

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.02489
Total distributions                           $0.33444

The distribution of $0.09812 per share, payable Dec. 22, 1999, consisted of $0.02356 derived from net investment income, $0.04967 from net short-term capital gains (a total of $0.07323 taxable as dividend income) and $0.02489 from net long-term capital gains.

ANNUAL REPORT - 2000

Strategist High Yield Fund
Fiscal year ended May 31, 2000

Income distributions taxable as dividend income, 10.42% qualifying for deduction by corporations.

Payable date                                 Per share

June 23, 1999                                 $0.02985
July 26, 1999                                  0.02750
Aug. 26, 1999                                  0.02749
Sept. 22, 1999                                 0.02700
Oct. 25, 1999                                  0.02999
Nov. 23, 1999                                  0.03500
Dec. 22, 1999                                  0.03499
Jan. 24, 2000                                  0.03499
Feb. 24, 2000                                  0.03800
March 23, 2000                                 0.03799
April 24, 2000                                 0.03501
May 24, 2000                                   0.03800
Total                                         $0.39581

STRATEGIST INCOME FUND, INC.

Strategist Quality Income Fund
Fiscal year ended May 31, 2000

Income distributions taxable as dividend income, .91% qualifying for deduction by corporations.

Payable date                                 Per share

June 23, 1999                                 $0.03907
July 26, 1999                                  0.04739
Aug. 26, 1999                                  0.04419
Sept. 22, 1999                                 0.03570
Oct. 25, 1999                                  0.04092
Nov. 23, 1999                                  0.04233
Dec. 22, 1999                                  0.06884
Jan. 24, 2000                                  0.05682
Feb. 24, 2000                                  0.04013
March 23, 2000                                 0.03975
April 24, 2000                                 0.05372
May 24, 2000                                   0.04735
Total                                         $0.55621

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1999                                 $0.08745
Total distributions                           $0.64366

The distribution of $0.15629 per share, payable Dec. 22, 1999, consisted of $0.05184 derived from net investment income, $0.01700 from net short-term capital gains (a total of $0.06884 taxable as dividend income) and $0.08745 from net long-term capital gains.

ANNUAL REPORT - 2000

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Government Income Portfolio (a series of Income Trust) as of May 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended May 31, 2000. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Government Income Portfolio as of May 31, 2000, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Minneapolis, Minnesota
July 7, 2000

STRATEGIST INCOME FUND, INC.


Financial Statements
Statement of assets and liabilities Government Income Portfolio

May 31, 2000

 Assets
Investments in securities, at value (Note 1)
   (identified cost $3,226,502,884)                                      $3,157,773,338
Cash in bank on demand deposit                                                1,043,163
Accrued interest receivable                                                  14,296,622
Receivable for investment securities sold                                 1,083,609,037
                                                                          -------------
Total assets                                                              4,256,722,160
                                                                          -------------

 Liabilities
Payable for investment securities purchased                                 773,829,803
Payable for securities purchased on a when-issued basis (Note 1)            894,712,190
Payable upon return of securities loaned (Note 5)                            13,487,500
Accrued investment management services fee                                       31,696
Other accrued expenses                                                           11,384
Securities sold short (Notes 1 and 3)                                       260,105,901
Options contracts written, at value (premium received $13,318,749) (Note 6)  17,121,367
                                                                             ----------
Total liabilities                                                         1,959,299,841
                                                                          -------------
Net assets                                                               $2,297,422,319
                                                                         ==============

See accompanying notes to financial statements.

ANNUAL REPORT - 2000


Statement of operations
Government Income Portfolio

Year ended May 31, 2000

 Investment income
Income:
Interest                                                                  $ 202,837,013
                                                                          -------------
Expenses (Note 2):
Investment management services fee                                           15,111,807
Compensation of board members                                                    13,862
Custodian fees                                                                  332,304
Audit fees                                                                       34,500
Other                                                                            66,284
                                                                                 ------
Total expenses                                                               15,558,757
   Earnings credits on cash balances (Note 2)                                   (22,218)
                                                                                -------
Total net expenses                                                           15,536,539
                                                                             ----------
Investment income (loss) -- net                                             187,300,474
                                                                            -----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                          (216,975,961)
   Closed short positions in securities (Notes 1 and 3)                       2,594,292
   Financial futures contracts                                                1,557,406
   Options contracts written (Note 6)                                        50,809,894
                                                                             ----------
Net realized gain (loss) on investments                                    (162,014,369)
Net change in unrealized appreciation (depreciation) on investments         (11,756,905)
                                                                            -----------
Net gain (loss) on investments                                             (173,771,274)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations          $   13,529,200
                                                                         ==============

See accompanying notes to financial statements.


STRATEGIST INCOME FUND, INC.


Statements of changes in net assets
Government Income Portfolio

Year ended May 31,                                                     2000            1999

 Operations
Investment income (loss) -- net                                 $   187,300,474 $  170,696,388
Net realized gain (loss) on investments                            (162,014,369)    77,523,298
Net change in unrealized appreciation (depreciation) on investments (11,756,905)  (129,475,710)
                                                                    -----------   ------------
Net increase (decrease) in net assets resulting from operations      13,529,200    118,743,976
Net contributions (withdrawals) from partners                    (1,130,555,315)   726,433,297
                                                                 --------------    -----------
Total increase (decrease) in net assets                          (1,117,026,115)   845,177,273
Net assets at beginning of year                                   3,414,448,434  2,569,271,161
                                                                  -------------  -------------
Net assets at end of year                                       $ 2,297,422,319 $3,414,448,434
                                                                =============== ==============

See accompanying notes to financial statements.

ANNUAL REPORT - 2000

Notes to Financial Statements
Government Income Portfolio


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

STRATEGIST INCOME FUND, INC.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write put and call options. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

ANNUAL REPORT - 2000

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Short sales
The Portfolio may engage in short sales. In these transactions, the Portfolio sells a security that it does not own. The Portfolio is obligated to replace the security that was sold short by purchasing it at the market price at the time of replacement or entering into an offsetting transaction with the broker. The price at such time may be more or less than the price at which the Portfolio sold the security.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of May 31, 2000, the Portfolio had entered into outstanding when-issued or forward-commitments of $894,712,190.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

STRATEGIST INCOME FUND, INC.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended May 31, 2000, the Portfolio's custodian fees were reduced by $22,218 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

ANNUAL REPORT - 2000

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $27,381,442,222 and $28,308,158,694, respectively, for the year ended May 31, 2000. For the same period, the portfolio turnover rate was 674%. Realized gains and losses are determined on an identified cost basis.

As of May 31, 2000, the following securities were sold short.

                                   Principal             Issuer
                                    amount             Proceeds        Value
FNMA 15 6.5% TBA                 $86,000,000        $81,431,250      $81,619,375
FNMA 30 7.0% TBA                  85,500,000         80,464,375       81,091,406
US Treasury 4.75%                109,000,000         97,395,137       97,395,120
                                 -----------         ----------       ----------
Total                           $280,500,000       $259,290,762     $260,105,901
                                ------------       ------------     ------------

4. INTEREST RATE FUTURES CONTRACTS
As of May 31, 2000, investments in securities included securities valued at $68,104,472 that were pledged as collateral to cover initial margin deposits on 9,964 open purchase contracts and 14,628 open sale contracts. The notional market value of the open purchase contracts as of May 31, 2000, was $2,227,435,932 with a net unrealized loss of $2,844,458. The market value of the open sale contracts as of May 31, 2000, was $2,676,346,826 with a net unrealized loss of $1,333,675. See "Summary of significant accounting policies."

5. LENDING OF PORTFOLIO SECURITIES
As of May 31, 2000, securities valued at $13,192,920 were on loan to brokers. For collateral, the Portfolio received $13,487,500 in cash. Income from securities lending amounted to $2,514,029 for the year ended May 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

STRATEGIST INCOME FUND, INC.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:
                                          Year ended May 31, 2000
                                   Puts                          Calls
                          Contracts     Premium          Contracts     Premium
Balance May 31, 1999        2,351    $3,162,193           33,129    $15,694,987
Opened                    201,691    53,866,737          348,502    137,268,842
Closed                    (54,049)  (23,232,060)        (207,001)   (95,487,329)
Exercised                 (55,648)  (14,051,730)         (35,513)   (16,115,208)
Expired                   (83,423)  (16,202,611)        (117,968)   (31,585,072)
                          -------   -----------         --------    -----------
Balance May 31, 2000       10,922    $3,542,529           21,149     $9,776,220
                           ------    ----------           ------     ----------

See "Summary of significant accounting policies."

ANNUAL REPORT - 2000


Investments in Securities
Government Income Portfolio May 31, 2000

(Percentages represent value of investments compared to net assets)

Bonds (130.3%)
Issuer                                       Coupon         Principal         Value(a)
                                               rate           amount

Mortgage-backed securities (123.9%)
Federal Home Loan Mtge Corp
      07-01-03                                 6.50%          $6,555             $6,422
      09-01-09                                 6.50        3,411,614          3,258,381
      10-01-10                                 7.00        8,803,349          8,555,805
      01-01-13                                 6.00       10,056,790          9,400,434
      02-01-13                                 6.50          696,716            662,374
      04-01-14                                 6.00       39,101,880         36,470,307
      05-01-14                                 6.50          985,555            936,515
      06-01-14                                 6.50        5,631,915          5,351,699
      07-01-14                                 6.50       42,743,448         40,616,601
      08-01-14                                 6.50        4,530,861          4,305,413
      09-01-14                                 6.50        2,532,073          2,406,081
      10-01-14                                 6.50        2,574,992          2,446,865
      11-01-14                                 6.50       14,765,114         14,030,425
      11-01-14                                 7.50       22,912,470         22,601,052
      12-01-14                                 7.50        2,383,325          2,350,932
      01-01-15                                 6.50          789,663            749,964
      01-01-15                                 7.50        1,899,689          1,873,869
      02-01-15                                 6.50        2,949,505          2,802,743
      02-01-15                                 7.50          955,996            942,702
      03-01-15                                 6.50        6,394,091          6,074,472
      03-01-15                                 7.50        7,048,089          6,950,548
      04-01-15                                 7.50      256,141,413        252,646,229
      05-01-15                                 7.50        6,229,450          6,142,821
      06-01-15                                 7.50      164,850,000(b)     162,531,796
      06-01-15                                 8.00       86,500,000(b)      86,770,313
      07-01-15                                 7.50       57,000,000(b)      56,144,999
      11-01-23                                 8.00        9,455,978          9,442,272
      05-01-24                                 7.50        3,920,161          3,835,325
      07-01-24                                 8.00        1,027,517          1,023,564

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                       Coupon         Principal         Value(a)
                                               rate           amount

      07-01-24                                 8.00        4,201,038(f,g)     4,185,285
      01-01-25                                 9.00        4,423,950          4,544,836
      06-01-25                                 8.00        6,881,457          6,855,652
      08-01-25                                 8.00        1,786,830          1,778,458
      02-01-26                                 6.00       15,763,203         14,245,312
      05-01-26                                 9.00        9,503,310          9,772,739
      01-01-28                                 6.00        2,622,251          2,363,267
      02-01-28                                 6.00       16,653,994         14,990,142
      09-01-28                                 6.00       17,740,268         15,963,238
      10-01-28                                 6.00       12,920,269         11,626,054
      06-01-29                                 7.00       24,205,784         23,006,546
      07-01-29                                 7.00       25,600,689(f,g)    24,332,342
   Collateralized Mtge Obligation
      11-15-23                                 4.00        4,701,968          4,538,816
   Interest Only
      01-01-20                                10.00          116,266(c)          32,696
      01-01-29                                 6.00       20,216,925(c)       6,484,141
   Principal Only
      09-15-03                                 6.46        5,018,363(d)       4,386,887
      05-15-08                                 7.14        5,689,699(d)       4,355,459
      05-15-08                                 8.13        4,976,200(d)       4,284,139
      03-15-09                                 7.38        2,932,684(d)       2,416,664
      11-15-23                                 7.86          834,511(d)         604,385
   Federal Natl Mtge Assn
      09-01-07                                 8.50        2,009,595          2,034,813
      05-01-13                                 6.00       52,646,724         49,021,235
      06-01-13                                 6.00       43,393,091         40,404,848
      09-01-13                                 6.00          101,755             94,748
      10-01-13                                 6.00       15,989,429         14,888,325
      11-01-13                                 6.00       16,841,681         15,681,886
      12-01-13                                 5.50       25,694,101         23,403,021
      12-01-13                                 6.00        3,704,547          3,449,435
      01-01-14                                 5.50       34,695,206         31,601,519
      01-01-14                                 6.00        2,725,777          2,538,068
      02-01-14                                 5.50       16,666,249         15,177,677
      03-01-14                                 6.00        4,328,701          4,030,607
      04-01-14                                 5.50      170,398,624        155,204,591
      06-01-14                                 6.50       51,466,284         48,913,993

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                       Coupon         Principal         Value(a)
                                               rate           amount

      07-01-14                                 5.50      117,925,055        107,409,964
      07-01-14                                 6.50          222,987            211,822
      08-01-14                                 6.50        3,840,147          3,647,862
      09-01-14                                 6.00          378,668            352,225
      09-01-14                                 6.50        3,319,006          3,152,816
      10-01-14                                 7.00        1,159,607          1,123,008
      03-01-15                                 7.00       48,250,841         46,727,967
      03-01-15                                 7.50        8,000,793          7,883,262
      04-01-15                                 7.00        4,330,622          4,191,399
      05-01-15                                 7.00       19,517,174         18,889,727
      05-01-15                                 7.50       13,501,350         13,309,378
      06-01-15                                 7.00        1,000,100            967,948
      06-01-15                                 7.00       87,000,000(b)      84,172,500
      06-01-15                                 7.50       51,500,000(b)      50,759,688
      11-01-21                                 8.00        1,771,301          1,764,822
      03-01-23                                 9.00        1,120,136          1,154,059
      08-25-23                                 6.00       14,400,000         12,445,095
      09-01-23                                 6.50       36,341,798         33,938,706
      11-01-23                                 6.00        9,223,410          8,384,994
      12-01-23                                 7.00       11,709,891         11,187,065
      01-01-24                                 6.50       13,335,079         12,453,301
      06-01-24                                 9.00        3,785,104          3,895,413
      09-01-25                                 6.50       17,935,367         16,672,738
      11-01-25                                 6.50       17,900,277         16,640,119
      02-01-26                                 6.00          481,601            434,356
      02-01-26                                 8.00        1,774,434          1,763,433
      04-01-26                                 6.00          265,143            239,132
      05-01-26                                 7.50       12,319,962         12,016,588
      02-01-27                                 6.00        2,114,827          1,904,612
      04-01-27                                 6.00        5,023,203          4,523,894
      04-01-27                                 6.50       11,482,212         10,648,733
      04-01-27                                 7.00        6,919,924          6,579,410
      09-01-27                                 7.00        5,638,193          5,360,751
      03-01-28                                 6.00       20,343,032         18,300,722
      04-01-28                                 6.00       44,152,483         39,709,379
      04-01-28                                 6.00        9,323,622(f,g)     8,396,849
      05-01-28                                 6.00        8,871,190          7,978,115
      05-01-28                                 6.50       19,228,106         17,807,248
      07-01-28                                 6.00        9,293,088          8,357,541

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                       Coupon         Principal         Value(a)
                                               rate           amount

      09-01-28                                 6.00       89,137,598         80,163,995
      10-01-28                                 6.00       16,081,304         14,462,378
      10-01-28                                 6.50       45,596,564         42,227,213
      04-01-29                                 6.00       10,974,450          9,858,502
      05-01-29                                 6.00        5,467,163          4,911,228
      07-01-29                                 6.00        5,222,992          4,691,886
      09-01-29                                 7.00       15,442,746         14,658,446
      09-01-29                                 7.50        4,645,775          4,510,769
      10-01-29                                 7.00        6,169,789          5,856,440
      11-01-29                                 7.50        1,459,873          1,418,960
      12-01-29                                 7.50       21,898,124         21,284,430
      01-01-30                                 7.50       14,794,951         14,380,323
      02-01-30                                 7.50      110,359,189        107,236,945
      03-01-30                                 7.50      112,547,110        109,317,613
      04-01-30                                 7.50        5,080,437          4,934,175
      06-01-30                                 7.50       43,000,000(b)      41,736,875
      06-01-30                                 8.00       43,000,000(b)      42,623,750
      07-01-30                                 8.00      314,000,000(b)     310,761,873
      07-01-30                                 8.50       21,950,000(b)      22,114,625
      08-01-30                                 8.00       36,000,000(b)      35,572,500
   Collateralized Mtge Obligation
      11-25-08                                 5.50        2,084,009          2,013,674
      07-25-12                                 7.00        2,367,417          2,307,711
      01-25-19                                 3.00        3,684,286          3,552,822
      08-25-21                                 4.50        5,062,618          4,916,732
      08-25-23                                 6.50       15,000,000         13,857,600
   Interest Only
      08-01-18                                 9.50           41,978(c)          11,745
      01-15-20                                10.00        1,994,603(c)         534,793
      02-25-22                                 9.50          310,055(c)          84,510
      07-25-22                                 8.50        7,006,241(c)       2,022,108
      11-01-29                                 7.50          226,850(c)          78,895
   Inverse Floater
      08-25-23                                 4.09          664,314(h)         555,433
      03-25-24                                 4.63          947,682(h)         714,047
   Principal Only
      06-25-21                                12.57          245,231(d)         188,102
Govt Natl Mtge Assn
      08-20-19                                11.00          132,557            143,371
Total                                                                     2,847,603,857

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                       Coupon         Principal         Value(a)
                                               rate           amount

U.S. government obligations (6.8%)
Resolution Funding Corp
   Zero Coupon
      04-15-06                                 5.75        4,803,000(i)       3,233,091
      04-15-08                                 5.88       21,250,000(i)      12,298,225
      10-15-12                                 8.04        8,400,000(i)       3,560,340
      07-15-17                                 7.28        6,650,000(i)       2,066,813
      01-15-18                                 7.20        8,000,000(i)       2,404,392
      10-15-18                                 7.87        7,500,000(i)       2,145,375
U.S. Treasury
      02-15-03                                10.75       15,000,000(f,g)    16,462,500
      11-15-03                                 4.25        1,950,000          1,809,235
      05-15-04                                12.38        7,000,000          8,356,250
      08-15-05                                 6.50        5,000,000          4,978,100
      08-15-05                                10.75        4,750,000(f,g)     5,592,365
      05-15-06                                 6.88       12,600,000         12,783,078
      02-15-10                                 6.50       21,500,000(e)      21,819,060
      11-15-16                                 7.50       22,000,000(f,g)    24,396,020
   Zero Coupon
      11-15-04                                 5.65       33,000,000(f,g,i)  24,717,661
Total                                                                       146,622,505

Total bonds
(Cost: $3,062,086,858)                                                   $2,994,226,362

Options purchased (--%)
Issuer                                     Notional         Exercise           Expiration        Value(a)
                                            amount           Price               date

Call
Sept. U.S. Treasury Bond Futures         $43,000,000         $100              Aug. 2000         $161,250

Puts
Federal Natl Mtge Assn                    43,000,000           96              June 2000           13,437
Federal Natl Mtge Assn                    43,000,000           98              June 2000           13,438
Sept. U.S. Treasury Bond Futures          17,200,000           94              Aug. 2000          185,437

Total options purchased
(Cost: $1,202,380)                                                                               $373,562

STRATEGIST INCOME FUND, INC.


Short-term securities (7.1%)
Issuer                                     Annualized         Amount           Value(a)
                                           yield on date     payable at
                                           of purchase       maturity

U.S. government agencies (5.1%)
Federal Home Loan Bank Disc Nts
      06-14-00                                 6.35%     $50,000,000        $49,876,915
      06-21-00                                 6.01        1,700,000          1,693,781
      07-21-00                                 6.45       19,600,000         19,416,753
Federal Home Loan Mtge Corp Disc Nts
      07-06-00                                 6.10        2,200,000          2,185,398
      08-10-00                                 6.59       13,900,000         13,717,698
Federal Natl Mtge Assn Disc Nt
      06-20-00                                 5.98       31,000,000         30,897,353
Total                                                                       117,787,898

Commercial paper (2.0%)
Exxon Mobil Australia
      06-14-00                                 6.49       45,500,000(j)      45,385,516

Total short-term securities
(Cost: $163,213,646)                                                       $163,173,414

Total investments in securities
(Cost: $3,226,502,884)(k)                                                $3,157,773,338

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At May 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $894,712,190.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(d) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents original yield based upon the estimated timing of future cash flows.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                                        Notional amount

Purchase contracts
Eurodollar June 2000, 90-day                                               $186,750,000
Eurodollar Sept. 2000, 90-day                                               186,750,000
Eurodollar Dec. 2000, 90-day                                                188,000,000
Eurodollar March 2001, 90-day                                               290,500,000
Eurodollar June 2001, 90-day                                                348,000,000
Eurodollar Sept. 2001, 90-day                                               563,250,000
Eurodollar Dec. 2001, 90-day                                                101,250,000
Eurodollar March 2002, 90-day                                               443,750,000
U.S. Treasury Bonds June 2000                                                46,600,000
U.S. Treasury Notes Sept. 2000, 2-year                                       43,000,000
U.S. Treasury Notes Sept. 2000, 10-year                                       5,000,000

STRATEGIST INCOME FUND, INC.


Type of security                                                        Notional amount

Sale contracts
Eurodollar June 2002, 90-day                                                $72,500,000
Eurodollar Sept. 2002, 90-day                                                72,500,000
Eurodollar Dec. 2002, 90-day                                                222,500,000
Eurodollar March 2003, 90-day                                               955,000,000
Eurodollar June 2003, 90-day                                                233,000,000
Eurodollar Sept. 2003, 90-day                                               297,500,000
Eurodollar Dec. 2003, 90-day                                                201,750,000
Eurodollar March 2004, 90-day                                                26,750,000
U.S. Treasury Bonds Sept. 2000                                              103,200,000
U.S. Treasury Note Sept. 2000, 10-year                                       58,200,000
U.S. Treasury Notes June 2000, 5-year                                        95,000,000
U.S. Treasury Notes June 2000, 10-year                                      145,100,000
U.S. Treasury Notes Sept. 2000, 5-year                                      228,700,000

(g) At May 31, 2000, securities valued at $1,297,449,625 were held to cover open call options written as follows:

Issuer                                           Notional  Exercise  Expiration   Value(a)
                                                  amount     price      date

Federal Natl Mtge Assn                         $86,000,000    $97     June 2000   $483,750
U.S. Treasury Bond Futures July 2000            30,100,000     94     June 2000    602,000
U.S. Treasury Bond Futures Sept. 2000           34,400,000     94     Aug. 2000    919,123
U.S. Treasury Note Futures July 2000, 5-year   189,200,000     97     June 2000  1,507,678
U.S. Treasury Note Futures July 2000, 5-year    94,600,000     98     June 2000    458,214
U.S. Treasury Note Futures July 2000, 10-year  103,200,000     96     June 2000  1,209,370
U.S. Treasury Note Futures Sept. 2000, 5-year   17,200,000     97     Aug. 2000    198,875
U.S. Treasury Note Futures Sept. 2000, 5-year  301,000,000     98     Aug. 2000  2,633,750
U.S. Treasury Note Futures Sept. 2000, 5-year   51,600,000     98     Aug. 2000    322,500
U.S. Treasury Note Futures Sept. 2000, 5-year   77,400,000     99     Aug. 2000    362,813
U.S. Treasury Note Futures Sept. 2000, 10-year 356,200,000     96     Aug. 2000  6,122,187

Total                                                                          $14,820,260

ANNUAL REPORT - 2000


At May 31, 2000, cash or short-term securities were designated to cover open put options written as follows:

Issuer                                          Notional   Exercise  Expiration   Value(a)
                                                 amount     price       date

Federal Natl Mtge Assn                        $43,000,000    $97     July 2000   $248,594
U.S. Treasury Bond Futures July 2000, 10-year   8,600,000     95     June 2000     14,781
U.S. Treasury Bond Futures Sept. 2000          86,000,000     92     Aug. 2000    470,308
U.S. Treasury Note Futures July 2000, 5-year  129,000,000     96     June 2000     60,462
U.S. Treasury Note Futures July 2000, 5-year  266,600,000     97     June 2000    539,462
U.S. Treasury Note Futures Sept. 2000, 5-year 172,000,000     97     Aug. 2000    967,500

Total                                                                          $2,301,107

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on May 31, 2000.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(k) At May 31, 2000, the cost of securities for federal income tax purposes was $3,227,570,579 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $9,277,288
Unrealized depreciation                                             (79,074,529)
                                                                    -----------
Net unrealized depreciation                                        $(69,797,241)

STRATEGIST INCOME FUND, INC.

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of High Yield Portfolio (a series of Income Trust) as of May 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended May 31, 2000. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of High Yield Portfolio as of May 31, 2000, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
July 7, 2000

ANNUAL REPORT - 2000


Financial Statements
Statement of assets and liabilities High Yield Portfolio

May 31, 2000

 Assets
Investments in securities, at value (Note 1)
Investments  in  securities  of   unaffiliated   issuers
  (identified cost $3,643,728,604)                                       $3,070,140,210
Investments in securities of affiliated issuers
   (identified cost $48,973,125)                                              4,672,969
                                                                              ---------
Total investments in securities (identified cost $3,692,701,729)          3,074,813,179
Other prepaid assets                                                             44,088
Accrued interest and dividends receivable                                    94,914,361
Receivable for investment securities sold                                     2,006,055
                                                                              ---------
Total assets                                                              3,171,777,683
                                                                          -------------

 Liabilities
Disbursement in excess of cash on demand deposit                              1,473,775
Payable for investment securities purchased                                  19,827,596
Accrued investment management services fee                                       48,378
Other accrued expenses                                                           39,954
                                                                                 ------
Total liabilities                                                            21,389,703
                                                                             ----------
Net assets                                                               $3,150,387,980
                                                                         ==============

See accompanying notes to financial statements.

STRATEGIST INCOME FUND, INC.


Statement of operations
High Yield Portfolio

Year ended May 31, 2000

Investment income
Income:
Dividends                                                                $   41,992,601
Interest                                                                    370,989,153
   Less foreign taxes withheld                                                  (11,458)
                                                                                -------
Total income                                                                412,970,296
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                           20,387,627
Compensation of board members                                                    15,283
Custodian fees                                                                  195,003
Audit fees                                                                       35,250
Other                                                                           302,730
                                                                                -------
Total expenses                                                               20,935,893
   Earnings credits on cash balances (Note 2)                                   (35,281)
                                                                                -------
Total net expenses                                                           20,900,612
                                                                             ----------
Investment income (loss) -- net                                             392,069,684
                                                                            -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                          (149,572,739)
   Foreign currency transactions                                             (3,632,499)
                                                                             ----------
Net realized gain (loss) on investments                                    (153,205,238)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies      (311,617,708)
                                                                           ------------
Net gain (loss) on investments                                             (464,822,946)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations          $  (72,753,262)
                                                                         ==============

See accompanying notes to financial statements.

ANNUAL REPORT - 2000



Statements of changes in net assets
High Yield Portfolio

Year ended May 31,                                                        2000          1999

Operations
Investment income (loss) -- net                                    $   392,069,684  $ 394,989,832
Net realized gain (loss) on investments                               (153,205,238)  (127,910,210)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies (311,617,708)  (413,949,530)
                                                                      ------------   ------------
Net increase (decrease) in net assets resulting from operations        (72,753,262)  (146,869,908)
Net contributions (withdrawals) from partners                         (671,455,648)  (122,534,167)
                                                                      ------------   ------------
Total increase (decrease) in net assets                               (744,208,910)  (269,404,075)
Net assets at beginning of year                                      3,894,596,890  4,164,000,965
                                                                     -------------  -------------
Net assets at end of year                                           $3,150,387,980 $3,894,596,890
                                                                    ============== ==============

See accompanying notes to financial statements.

STRATEGIST INCOME FUND, INC.

Notes to Financial Statements

High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ANNUAL REPORT - 2000

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

STRATEGIST INCOME FUND, INC.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of May 31, 2000, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of May 31, 2000 was $91,694,404 representing 2.91% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily.

ANNUAL REPORT - 2000

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended May 31, 2000, the Portfolio's custodian fees were reduced by $35,281 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,524,601,369 and $1,892,546,259, respectively, for the year ended May 31, 2000. For the same period, the portfolio turnover rate was 44%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $42 for the year ended May 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

STRATEGIST INCOME FUND, INC.

Investments in Securities
High Yield Portfolio
May 31, 2000

(Percentages represent value of investments compared to net assets)

Bonds (79.3%)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Mortgage-backed securities (0.1%)
Federal Home Loan Mtge Corp
      08-01-17                                 7.50%          $2,605(e)          $2,636
Merrill Lynch Mtge Investors
      06-15-21                                 7.58        4,040,151(k)       3,761,128
Total                                                                         3,763,764

Aerospace & defense (1.6%)
BE Aerospace
   Sr Sub Nts Series B
      03-01-08                                 8.00       10,750,000          8,505,938
Compass Aerospace
   Company Guaranty Series B
      04-15-05                                10.13       12,335,000          4,317,250
Fairchild
   Company Guaranty
      04-15-09                                10.75       28,050,000         18,513,000
Sequa
   Sr Nts
      08-01-09                                 9.00       20,750,000         19,193,750
Total                                                                        50,529,938

Automotive & related (3.2%)
EV Intl
   Company Guaranty Series A
      03-15-07                                11.00       10,500,000          7,140,000
French (JL) Auto Casting
   Company Guaranty Series B
      06-01-09                                11.50       14,600,000         13,651,000
Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                                 9.13       10,000,000          8,922,500
Lear
   Company Guaranty Series B
      05-15-09                                 8.11       20,000,000         17,914,800

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

MSX Intl
   Company Guaranty
      01-15-08                                11.38       13,110,000         12,323,400
Oxford Automotive
   Company Guaranty Series D
      06-15-07                                10.13       25,120,000         23,487,200
Venture Holdings Trust
   Sr Nts Series B
      07-01-05                                 9.50       25,000,000         18,750,000
Total                                                                       102,188,900

Beverages & tobacco (0.4%)
Canandaigua Brands
   Company Guaranty
      03-01-09                                 8.50       12,500,000         11,531,250

Chemicals (2.0%)
Allied Waste North America
   Company Guaranty Series B
      08-01-09                                10.00       42,650,000         33,693,500
Lyondell Chemical
   Series B
      05-01-07                                 9.88       18,300,000         17,659,500
Sovereign Specialty Chemical
      03-15-10                                11.88        7,450,000(d)       7,524,500
Sterling Chemicals
   Company Guaranty Series B
      07-15-06                                12.38        5,000,000          5,075,000
Total                                                                        63,952,500

Commercial finance (0.1%)
Advance Holding
   Zero Coupon Series B
      04-15-03                                12.45        8,800,000(g)       3,960,000

Communications equipment & services (13.3%)
360 Networks
   (U.S. Dollar) Sr Nts
      05-01-08                                13.00        5,960,000(c,d)     5,885,500
      08-01-09                                12.00       16,000,000(c)      14,800,000
AirGate PCS
   Zero Coupon Sr Sub Nts
      10-01-04                                13.50        8,350,000(g)       4,717,750

See accompanying notes to investments in securities.

 STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Birch Telecom
   Sr Nts
      06-15-08                                14.00       14,000,000         14,000,000
Caprock Communications
   Sr Nts Series B
      07-15-08                                12.00       17,000,000         15,470,000
Celcaribe
   Sr Nts
      03-15-04                                13.50       11,150,000          9,003,625
Covad Communications Group
   Sr Nts
      02-15-09                                12.50       10,000,000          9,400,000
DLJ Secured Loan Trust
   Sr Secured Ctfs
      07-07-07                                10.13       11,500,000(d)      11,376,145
Dobson/Sygnet Communications
   Sr Nts
      12-15-08                                12.25       16,000,000         16,880,000
EchoStar DBS
   Sr Nts
      02-01-09                                 9.38       41,015,000         38,759,174
Esprit Telecom Group
   (U.S. Dollar) Sr Nts
      12-15-07                                11.50       17,900,000(c)      14,499,000
      06-15-08                                10.88       17,000,000(c)      13,260,000
GST Telecommunications
   Sr Sub Nts
      11-15-07                                12.75        6,750,000(b)         337,500
GT Group Telecom
   (U.S. Dollar) Zero Coupon
      02-01-05                                13.25       27,400,000(c,d,g)  14,248,000
KMC Telecom Holdings
   Sr Nts
      05-15-09                                13.50       12,000,000         10,920,000
   Zero Coupon Sr Disc Nts
      02-15-03                                12.68       12,000,000(g)       5,760,000
MJD Communications
   Sr Sub Nts Series B
      05-01-08                                 9.50        5,525,000          5,027,750
Nextel Partners
   Sr Nts
      03-15-10                                11.00        5,975,000(d)       5,721,063

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

NTL
   Zero Coupon Sr Nts Series B
      02-01-01                                11.40       40,000,000(g)      36,399,999
Orius Capital
   Sr Sub Nts
      02-01-10                                12.75        6,650,000(d)       6,783,000
Price Communications Wireless
   Company Guaranty Series B
      12-15-06                                 9.13       26,850,000         27,118,500
Rhythms NetConnections
      02-15-10                                14.00       15,000,000(d)      12,600,000
   Sr Nts
      04-15-09                                12.75       10,000,000          8,000,000
Spectrasite Holdings
   Zero Coupon Sr Disc Nts
      04-15-04                                11.25       21,450,000(g)      11,583,000
Tele1 Europe
   (U.S. Dollar) Sr Nts
      05-15-09                                13.00        8,000,000(c)       7,760,000
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                13.88       12,000,000(b,g)     1,215,000
Triton Communications
   Zero Coupon Company Guaranty
      05-01-03                                10.86       11,000,000(g)       7,947,500
UbiquiTel
   Zero Coupon Company Guaranty
      04-15-05                                14.00       12,150,000(d,g)     6,682,500
Versatel Telecom
   (European Monetary Unit)
      12-17-04                                 4.00        3,050,000(c,d)     2,927,571
   (U.S. Dollar) Sr Nts
      05-15-08                                13.25       19,600,000(c)      18,620,000
Vialog
   Company Guaranty
      11-15-01                                12.75       22,600,000         19,888,000
Voicestream Wireless
   Sr Nts
      08-15-06                                11.63       32,175,000         33,783,750
   Sr Nts Series A
      08-15-06                                11.63        9,050,000          9,502,500
Total                                                                       420,876,827

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Computers & office equipment (1.9%)
Concentric Network
   Sr Nts
      12-15-07                                12.75        5,600,000          5,859,000
Cooperative Computing
   Sr Sub Nts
      02-01-08                                 9.00       20,250,000          6,885,000
Globix
   Sr Nts
      02-01-10                                12.50       32,575,000(d)      27,525,875
PSINet
   Sr Nts
      12-01-06                                10.50        1,390,000(d)       1,237,100
Verio
   Sr Nts
      04-01-05                                10.38        7,000,000          7,350,000
      12-01-08                                11.25       11,000,000         12,237,500
Total                                                                        61,094,475

Electronics (0.4%)
Metromedia Fiber Network
   Sr Nts Series B
      11-15-08                                10.00       13,750,000         13,096,875

Energy (1.9%)
Clark R&M
   Sr Sub Nts
      11-15-07                                 8.88       10,100,000          5,353,000
Energy Corp of America
   Sr Sub Nts Series A
      05-15-07                                 9.50       14,900,000          9,945,750
Hurricane Hydrocarbons
   (U.S. Dollar) Sr Nts
      11-01-04                                11.75       11,375,063(b,c,d)  10,763,653
Lodestar Holdings
   Company Guaranty
      05-15-05                                11.50       23,475,000          3,990,750
Ocean Energy
   Company Guaranty Series B
      07-01-08                                 8.38       14,000,000         13,160,000
Rayovac
   Sr Sub Nts Series B
      11-01-06                                10.25       11,814,000         12,109,350

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Roil
   (U.S. Dollar)
      12-05-02                                12.78        4,039,200(c,d)     3,756,456
Total                                                                        59,078,959

Energy equipment & services (0.1%)
Seven Seas Petroleum
   Sr Nts Series B
      05-15-05                                12.50        8,000,000          2,000,000

Financial services (2.1%)
AOA Holdings LLC
   Sr Nts
      06-01-06                                10.38       15,500,000         14,880,000
Gemini Inds
      12-23-01                                13.50       13,567,500(b,i)     1,356,750
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
      07-01-07                                10.00       16,850,000(c)       9,099,000
LaBranche
      03-01-07                                12.00       20,000,000(d)      19,600,000
RBF Finance
   Company Guaranty
      03-15-09                                11.38       20,775,000         22,333,125
Total                                                                        67,268,875

Food (0.6%)
Aurora Foods
   Sr Sub Nts Series D
      02-15-07                                 9.88       23,625,000         12,166,875
RAB Enterprises
   Company Guaranty
      05-01-05                                10.50        9,600,000          6,336,000
Total                                                                        18,502,875

Health care (0.5%)
Alaris Medical
   Zero Coupon Sr Disc Nts
      08-01-03                                11.12       16,000,000(g)       3,600,000
Alaris Medical Systems
   Company Guaranty
      12-01-06                                 9.75       16,450,000         12,255,250
Total                                                                        15,855,250

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Health care services (2.1%)
Fountain View
   Company Guaranty Series B
      04-15-08                                11.25        8,600,000          4,042,000
Genesis Health Ventures
   Sr Sub Nts
      10-01-06                                 9.25        9,725,000(b)       1,361,500
Magellan Health Services
   Sr Sub Nts
      02-15-08                                 9.00       23,500,000          8,695,000
Oxford Health Plans
   Sr Nts
      05-15-05                                11.00       21,700,000         22,459,500
Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                10.00       26,275,000(b)       5,780,500
Physician Sales & Service
   Company Guaranty
      10-01-07                                 8.50        9,350,000          8,321,500
Tenet Healthcare
   Sr Sub Nts Series B
      12-01-08                                 8.13       17,050,000         15,430,250
Total                                                                        66,090,250

Industrial equipment & services (2.1%)
Blount
   Company Guaranty
      06-15-05                                 7.00       12,200,000         10,004,000
Fairfield Mfg
   Sr Sub Nts
      10-15-08                                 9.63       13,600,000         11,560,000
Grove Holdings/Capital LLC
   Zero Coupon
      05-01-03                                11.63        4,000,000(b,g)       320,000
Grove Inds LLC
      05-01-10                                14.50        3,590,509(b)         251,336
Laidlaw
   (U.S. Dollar)
      05-01-05                                 6.50        7,875,000(c)       1,791,563
Motor & Gears
   Sr Nts Series D
      11-15-06                                10.75       30,500,000         29,584,999

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Thermadyne Holdings
   Zero Coupon
      06-01-03                                12.50       12,000,000(g)       4,980,000
Thermadyne Mfg
   Company Guaranty
      06-01-08                                 9.88       11,000,000          8,635,000
Total                                                                        67,126,898

Insurance (0.4%)
Americo Life
   Sr Sub Nts
      06-01-05                                 9.25       15,000,000         13,500,000

Leisure time & entertainment (5.6%)
Alliance Atlantis Communications
   (U.S. Dollar) Sr Sub Nts
      12-15-09                                13.00       12,450,000(c)      12,574,500
AMC Entertainment
   Sr Sub Nts
      03-15-09                                 9.50        1,700,000            799,000
      02-01-11                                 9.50       14,500,000          6,742,500
Coast Hotels & Casino
   Company Guaranty
      04-01-09                                 9.50       13,635,000         12,748,725
Hammons (JQ) Hotels
   1st Mtge
      02-15-04                                 8.88       12,000,000         10,530,000
Hollywood Casino Shreveport
   1st Mtge
      08-01-06                                13.00        8,900,000(d)       9,478,500
Icon Health & Fitness
   Company Guaranty
      09-27-05                                12.00        5,550,000(d)       3,330,000
Isle of Capri Casinos/Capital
   1st Mtge Series B
      08-31-04                                13.00       15,750,000         17,167,500
Lodgenet Entertainment
   Sr Nts
      12-15-06                                10.25       15,000,000         14,400,000
Premier Cruises
   Sr Nts
      03-15-08                                11.00       11,000,000(b,h,i)          --

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Premier Parks
   Sr Nts
      04-01-06                                 9.25       10,000,000          9,250,000
      06-15-07                                 9.75       13,650,000         13,001,625
Regal Cinemas
   Sr Sub Nts
      06-01-08                                 9.50       21,500,000          8,815,000
      12-15-10                                 8.88       17,250,000          6,210,000
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                11.25       37,120,000         26,540,800
Trump Holdings & Funding
   Sr Nts
      06-15-05                                15.50       28,050,000         16,830,000
United Artists Theatres
   Series 1995A
      07-01-15                                 9.30       12,912,735          8,470,108
   Sr Sub Nts Series B
      04-15-08                                 9.75       27,000,000(b)       1,046,250
Total                                                                       177,934,508

Media (8.8%)
Adelphia Communications
   Sr Nts
      05-01-09                                 7.88       14,000,000         11,375,000
   Sr Nts Series B
      02-01-08                                 8.38        9,500,000          8,170,000
AMFM
   Zero Coupon Sr Disc Nts
      02-01-02                                 7.49        8,000,000(g)       7,180,000
AMFM Operating
   Pay-in-kind
      10-31-06                                12.63        6,863,000(j)       7,892,450
Australis Holdings
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      11-01-00                                13.35       17,900,000(b,c,g)     111,875
Australis Media
   (U.S. Dollar)
      11-01-00                                14.00        1,785,504(b,c,i)   1,700,890
      05-15-03                                15.75       43,969,560(b,c,g)     439,696
Benedek Communications
   Zero Coupon Sr Disc Nts
      05-15-01                                13.89       13,500,000(g)      11,711,250

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Big City Radio
   Zero Coupon Company Guaranty
      03-15-01                                11.25       10,000,000(g)       5,300,000
Capstar Broadcasting
   Sub Deb Pay-in-kind
      07-01-09                                12.00        5,056,200(j)       5,814,630
Central Euro Media
   (U.S. Dollar) Sr Nts
      08-15-04                                 9.38       12,175,000(c)       4,383,000
Charter Communications Holdings/Charter Capital
   Sr Nts
      04-01-09                                10.00        9,600,000(d)       8,760,000
      01-15-10                                10.25       12,750,000(d)      11,666,250
Charter Communications LLC/Capital
   Zero Coupon Sr Disc Nts
      04-01-04                                14.16       24,650,000(g)      12,787,188
Coaxial Communications/Phoenix
   Company Guaranty
      08-15-06                                10.00       10,000,000          9,562,500
Golden Sky Systems
   Company Guaranty Series B
      08-01-06                                12.38        8,500,000          9,350,000
MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                                10.50       16,350,000(c)      15,205,500
Paxson Communications
   Sr Sub Nts
      10-01-02                                11.63       13,500,000         13,770,000
Pegasus Media & Communications
   Series B
      07-01-05                                12.50       15,400,000         16,015,999
   Sr Nts Series B
      10-15-05                                 9.63       11,100,000         10,656,000
Price Communications Wireless
   Sr Sub Nts
      07-15-07                                11.75       10,000,000         10,850,000
Radio Unica
   Zero Coupon Company Guaranty
      08-01-02                                11.74       13,000,000(g)       7,995,000
Regional Independent Medical
   (U.S. Dollar) Sr Nts
      07-01-08                                10.50       15,200,000(c)      15,200,000

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Sinclair Broadcasting Group
   Company Guaranty
      07-15-07                                 9.00       11,500,000          9,890,000
Telemundo Holdings
   Zero Coupon Sr Disc Nts Series B
      08-15-03                                11.50       17,000,000(g)      11,475,000
TeleWest Communications
   (U.S. Dollar) Sr Nts
      11-01-08                                11.25        8,000,000(c)       8,120,000
   (U.S. Dollar) Zero Coupon
      10-01-00                                11.64        7,000,000(c,g)     6,615,000
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                 8.96       13,725,000(c,g)     7,548,750
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                10.00       10,939,556(c,i,j)  16,409,334
WRC Media/Weekly Read/JLC
   Sr Sub Nts
      11-15-09                                12.75       12,500,000(d)      12,015,625
Total                                                                       277,970,937

Metals (3.1%)
AK Steel
   Company Guaranty
      02-15-09                                 7.88       15,000,000         13,200,000
EnviroSource
   Sr Nts
      06-15-03                                 9.75       26,648,000         16,921,480
Great Lakes Acquisition
   Zero Coupon Series B
      05-15-03                                21.06       12,000,000(g)       5,850,000
Great Lakes Carbon
   Company Guaranty Pay-in-kind Series B
      05-15-08                                10.25        6,100,000(j)       5,230,750
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        7,051,896(c,d)     6,875,599
Maxxam Group Holdings
   Sr Nts Series B
      08-01-03                                12.00       12,000,000         11,010,000
Ormet
   Company Guaranty
      08-15-08                                11.00       17,000,000(d)      15,640,000

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Pen Holdings
   Company Guaranty Series B
      06-15-08                                 9.88        8,915,000          7,310,300
Renco Steel Holdings
   Sr Nts Series B
      02-01-05                                10.88        8,500,000          7,490,625
Sheffield Steel
   1st Mtge Series B
      12-01-05                                11.50       10,200,000          7,446,000
Total                                                                        96,974,754

Miscellaneous (9.6%)
Adams Outdoor Advertising
   Sr Nts
      03-15-06                                10.75       10,800,000         10,962,000
Advanced Glassfiber Yarn
   Sr Sub Nts
      01-15-09                                 9.88       17,720,000         16,169,500
Argo-Tech
   Company Guaranty Series D
      10-01-07                                 8.63       13,000,000          8,840,000
Bistro Trust
      12-31-02                                 9.50       10,000,000(d)       9,366,100
Booth Creek Ski Holdings
   Sr Nts Series B
      03-15-07                                12.50        4,500,000          3,251,250
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
      12-01-07                                11.00       11,500,000(c)      10,120,000
Comforce Operating
   Sr Nts Series B
      12-01-07                                12.00        4,750,000          2,660,000
Consolidated Container
      07-15-09                                10.13       13,500,000         13,162,500
Cybernet Internet Service
   Sr Nts
      07-01-09                                14.00       10,250,000          7,200,625
Dura Operating
   Company Guaranty Series B
      05-01-09                                 9.00        9,000,000          7,920,000
ECM Funding LP
      06-10-02                                11.92        1,078,342(i)       1,062,167

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Equinix
      12-01-07                                13.00       17,000,000(d)      17,510,000
Falcon Products
   Company Guaranty Series B
      06-15-09                                11.38       15,250,000         14,030,000
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                 8.88       10,000,000(c)       8,950,000
Iron Mountain
   Company Guaranty
      05-15-08                                 8.13       25,150,000         21,880,500
ISG Resources
      04-15-08                                10.00       19,045,000         16,950,050
Knology Holdings
   Zero Coupon Sr Disc Nts
      10-15-02                                12.14        6,600,000(g)       4,092,000
Nationwide Credit
   Sr Nts Series A
      01-15-08                                10.25        4,725,000          3,496,500
Nextel Partners
   Zero Coupon Sr Disc Nts
      02-01-04                                13.78       31,124,000(g)      19,919,360
Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                                13.50       20,300,000         21,162,750
NSM Steel
   Company Guaranty
      02-01-06                                12.00        7,703,284(b,d)       308,131
      02-01-08                                12.25       11,700,000(b,d)       117,000
Omega Cabinets
   Sr Sub Nts
      06-15-07                                10.50        4,925,000          4,432,500
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                11.00       37,395,000         32,907,600
Park-Ohio Inds
   Sr Sub Nts
      12-01-07                                 9.25       19,025,000         16,742,000
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                14.00       13,200,000(b,c)     3,300,000
SC Intl
      09-01-07                                 9.25       17,650,000         15,929,125

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Stellex Inds
   Sr Sub Nts Series B
      11-01-07                                 9.50       11,450,000(b)       5,739,313
Talton Holdings
   Company Guaranty Sr Nts Series B
      06-30-07                                11.00        3,650,000          3,102,500
Total                                                                       301,283,471

Multi-industry conglomerates (1.1%)
Communications & Power Inds
   Sr Sub Nts Series B
      08-01-05                                12.00       10,000,000          7,500,000
Jordan Inds
   Sr Nts Series D
      08-01-07                                10.38       10,660,000          9,753,900
   Zero Coupon Sr Sub Debs Series B
      04-01-02                                11.75       17,692,251(g)      11,323,041
Metromedia Intl Group
   Sr Disc Nts Series B
      09-30-07                                10.50        5,826,000          2,854,740
Prime Succession
   Sr Sub Nts
      08-15-04                                10.75       13,475,000(b)       2,695,000
Total                                                                        34,126,681

Paper & packaging (6.3%)
Berry Plastics
   Company Guaranty Series C
      04-15-04                                12.25        3,250,000          3,128,125
   Sr Sub Nts Series B
      07-15-07                                11.00       10,500,000          9,135,000
BPC Holding
   Sr Nts Series B
      06-15-06                                12.50       12,528,000         10,617,480
Crown Paper
   Sr Sub Nts
      09-01-05                                11.00       29,470,000(b)       8,546,300
Doman Inds
   (U.S. Dollar) Company Guaranty
      07-01-04                                12.00        9,750,000(c)       9,896,250
   (U.S. Dollar) Sr Nts Series B
      11-15-07                                 9.25       15,475,000(c)      11,683,625

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Gaylord Container
   Sr Nts
      06-15-07                                 9.75       20,325,000         16,463,250
      02-15-08                                 9.88        6,675,000          4,906,125
Graham Packaging/GPC Capital
   Zero Coupon Sr Disc Nts Series B
      01-15-03                                11.57        6,900,000(g)       3,726,000
Packaging Corp of America
   Company Guaranty
      04-01-09                                 9.63        9,905,000          9,706,900
Repap New Brunswick
   (U.S. Dollar) Sr Nts
      06-01-04                                 9.00       33,275,000(c)      31,444,875
Riverwood Intl
   Company Guaranty
      04-01-08                                10.88       10,000,000          9,200,000
   Company Guaranty Sr Nts
      04-01-06                                10.25        5,000,000          4,837,500
Silgan Holdings
      06-01-09                                 9.00       13,250,000         12,587,500
   Pay-in-kind
      07-15-06                                13.25        5,621,000(j)       6,211,205
Stone Container
   Sr Nts
      08-01-16                                12.58        9,000,000(k)       9,348,750
Tjiwi Kimia Intl
   (U.S. Dollar) Company Guaranty
      08-01-01                                13.25        7,000,000(c)       5,880,000
Warren (SD)
   Pay-in-kind
      12-15-06                                14.00       27,690,873(j)      30,459,960
Total                                                                       197,778,845

Restaurants & lodging (2.3%)
Domino's
   Company Guaranty Series B
      01-15-09                                10.38       14,325,000         13,143,188
Florida Panthers Holdings
   Company Guaranty
      04-15-09                                 9.88       11,000,000         10,175,000
MGM Grand
   Sr Sub Nts
      06-01-07                                 9.75       30,000,000         29,662,500

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Prime Hospitality
   Sr Sub Nts Series B
      04-01-07                                 9.75       18,700,000         18,045,500
Total                                                                        71,026,188

Retail (0.9%)
Dairy Mart Convenience Stores
   Sr Sub Nts
      03-15-04                                10.25       17,675,000         12,991,125
   Sr Sub Nts Series B
      03-15-04                                10.25        6,250,000          4,593,750
Eye Care Centers of America
   Company Guaranty
      05-01-08                                 9.13        5,525,000          2,928,250
Flooring America
   Company Guaranty
      10-15-07                                 9.25        9,245,000          7,361,331
Total                                                                        27,874,456

Textiles & apparel (0.7%)
Anvil Knitwear
   Sr Nts Series B
      03-15-07                                10.88        8,560,000          7,490,000
Galey & Lord
   Company Guaranty
      03-01-08                                 9.13       20,050,000          9,774,375
GFSI Holdings
   Zero Coupon Sr Disc Nts Series B
      09-15-04                                10.77       17,300,000(g)       3,979,000
Steel Heddle Group
   Zero Coupon Series B
      06-01-03                                13.74        6,200,000(g)         496,000
Total                                                                        21,739,375

Transportation (0.7%)
American Architectural
   Company Guaranty
      12-01-07                                11.75       12,900,000          3,225,000
Global Ocean Carriers
   Sr Nts
      07-15-07                                10.25       13,500,000(b)       6,108,750

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25        3,500,000(c)       1,120,000
      06-15-07                                 9.50        5,000,000(c)       1,500,000
Hermes Europe RailTel
   (U.S. Dollar) Sr Nts
      01-15-09                                10.38       10,500,000(c)       8,715,000
Total                                                                        20,668,750

Utilities -- telephone (7.3%)
Allegiance Telecom
   Zero Coupon Sr Disc Nts Series B
      02-15-03                                11.99       30,450,000(g)      21,467,250
COLT Telecom Group
   (U.S. Dollar) Zero Coupon (with warrants)
      12-15-01                                12.00        8,500,000(c,g)    10,646,250
Energis
   (U.S. Dollar)
      06-15-09                                 9.75        8,175,000(c)       7,929,750
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                12.00        4,135,000(b)           5,169
Intermedia Communications
   Zero Coupon Sr Disc Nts
      05-15-01                                 8.36        3,400,000(g)       3,162,000
   Zero Coupon Sr Disc Nts Series B
      07-15-02                                10.65       28,715,000(g)      21,249,100
ITC Deltacom
   Sr Nts
      03-01-08                                 8.88       17,250,000         15,525,000
      11-15-08                                 9.75        4,500,000          4,297,500
Level 3 Communications
      03-15-08                                11.00       20,000,000(d)      19,000,000
McLeod USA
   Sr Nts
      03-15-08                                 8.38          980,000            872,200
      02-15-09                                 8.13       13,000,000         11,505,000
Metromedia Fiber Network
   Sr Nts
      12-15-09                                10.00       15,000,000         14,250,000
Nextel Communications
      11-15-09                                 9.38        4,025,000          3,783,500

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon         Principal        Value(a)
                                               rate           amount

Panamsat Intl Systems
   Pay-in-kind
      04-15-05                                12.75            4,000(j)           4,255
Primus Telecomm Group
   Sr Nts
      08-01-04                                11.75       11,550,000          9,817,500
      01-15-09                                11.25        4,250,000          3,442,500
   Sr Nts Series B
      05-15-08                                 9.88       10,000,000          7,600,000
PSINet
   Sr Nts
      12-01-06                                10.50       16,075,000         14,306,750
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                                12.25       29,867,000(c)      28,970,990
United Pan-Europe Communications
   (U.S. Dollar) Sr Nts
      02-01-10                                11.25        9,200,000(c,d)     7,866,000
      02-01-10                                11.50        5,550,000(c,d)     4,773,000
      11-01-09                                11.25        8,500,000(c,i)     7,225,000
   (U.S. Dollar) Sr Nts Series B
      08-01-09                                11.25       10,200,000(c)       8,466,000
Voicestream Wireless
   Sr Nts
      09-15-09                                11.50        4,865,000(d)       5,108,250
Total                                                                       231,272,964

Total bonds
(Cost: $3,027,364,518)                                                   $2,499,068,565


Common stocks (2.3%)
Issuer                                                       Shares           Value(a)

Arena Brands                                                 111,111(b,i)    $2,999,997
Celcaribe                                                  1,812,990(b,d)     3,172,733
Clearnet Communications CL A                                  42,240(b,c)     1,214,400
Communications & Power Inds                                    3,500(b,i)       525,000
Gaylord Container Cl A                                     1,000,000(b)       4,000,000
Global TeleSystems Group                                     215,400(b)       2,396,325
Globix                                                       274,912(b)       6,219,884
Intermedia Communications                                    446,693(b)      11,167,325
Jack in the Box                                               21,000(b)         521,063
Nextel Communications Cl A                                    51,056(b)       4,729,062

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Common stocks (continued)
Issuer                                                       Shares           Value(a)

OpTel                                                         17,000(b,d)           170
Pagemart Nationwide                                           50,750(b)         406,000
PhoneTel Technologies                                      1,786,000(b,l)       753,469
Premier Holdings                                             814,645(i)       2,647,596
Price Communications                                         630,000(b)      14,371,875
RCN                                                            7,431(b)         171,377
Specialty Foods                                              300,000(b)          75,000
Versatel Telecom Intl ADR                                    225,000(b,c)     7,692,187
Western Wireless Cl A                                        120,000(b)       5,737,500
Wilshire Financial Services Group                          2,412,000(b,l)     3,919,500
Wilshire Real Estate Investment Trust                        140,000(b)         310,625
WRC Media                                                     16,912              4,228

Total common stocks
(Cost: $107,119,319)                                                        $73,035,316

Preferred stocks & other (12.1%)
Issuer                                                        Shares            Value(a)

AirGate PCS
   Warrants                                                   16,700         $1,077,150
Allegiance Telecom
   Warrants                                                   30,450          3,798,638
American Restaurant Group
   12.00% Pay-in-kind Series B                                 4,404(j)         880,800
   Warrants                                                    3,500                 35
APP Finance II Mauritius Cl B
   12.00%                                                      2,380(b,c)     1,142,400
Australis Holdings
   Warrants                                                   13,400(b,c)           134
Bar Technologies
   Warrants                                                   10,000              6,250
Benedek Communications
   11.50% Pay-in-kind                                          7,000(b,j)     3,850,000
   Warrants                                                   70,000            140,000
Bestel
   Warrants                                                    4,000            440,000
Birch Telecom
   Warrants                                                   14,000            770,000
Cable Satisfaction
   Warrants                                                    5,845(c)       5,757,325
Century Maintenance
   13.25% Pay-in-kind Series C                               145,112(j)      10,593,176

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Preferred stocks & other (continued)
Issuer                                                       Shares           Value(a)

Clark Materials Handling
   13.00%                                                      7,869(b)             984
Communications & Power Inds
   14.00% Pay-in-kind Series B                               221,112(j)      15,035,638
Concentric Network
   13.50% Pay-in-kind Series B                                14,468(j)      13,961,620
Crown Packaging
   Warrants                                                   10,000(h)              --
CSC Holdings
   11.13% Pay-in-kind Series M                               368,345(j)      39,044,569
   11.75% Pay-in-kind Series H                               168,715(j)      18,221,220
Cybernet Internet
   Warrants                                                   10,250            615,000
Dairy Mart
   Warrants                                                  311,333            108,967
Dobson Communications
   13.00% Pay-in-kind                                         12,899(j)      13,801,930
Earthwatch
   12.00% Cv                                                 314,426(b,d)       710,603
Fairfield Mfg
   11.25% Pay-in-kind                                          6,580(b,j)     5,592,999
HarCor Energy
   Warrants                                                  110,000             55,000
HF Holdings
   Warrants                                                   53,125             53,125
Hosiery Corp of America
   Warrants                                                   10,000            400,000
Intermedia Communications
   7.00% Cv Series F                                         240,000(b)       4,980,000
   13.50% Pay-in-kind Series B                                29,479(j)      27,710,260
Intl Wireless Communications
   Warrants                                                   14,750                148
Iridium World Communications
   Warrants                                                   17,150                172
Jitney-Jungle Stores of America Cl A
   15.00%                                                    109,500(b)         136,875
KMC Telecom Holdings
   Warrants                                                   12,000             36,000
Knology Holdings
   Warrants                                                   11,000             22,000
Nakornthai Strip Mill
   Warrants                                                7,407,184                  7

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Preferred stocks & other (continued)
Issuer                                                       Shares           Value(a)

Nextel Communications
   11.13% Pay-in-kind Series E                                14,878(j)     $13,687,760
   13.00% Pay-in-kind Series D                                23,296(j)      24,111,360
NTL
   13.00% Pay-in-kind Series B                                29,376(j)      29,375,999
Paxson Communications
   12.50% Pay-in-kind Exchangeable                           273,150(b,j)    27,451,575
Pegasus Communications
   12.75% Pay-in-kind                                         62,500(b,j)     7,414,063
   12.75% Pay-in-kind Series A                                 4,285(b,j)     4,627,800
PLD Telekom
   Warrants                                                    4,000(b)              40
   Warrants                                                    4,000                200
Poland Telecom
   Warrants                                                   13,200(c)           1,650
Primus Telecommunications
   Warrants                                                   11,550            323,400
R&B Falcon
   Warrants                                                    6,000          2,913,750
RSL Communications
   Warrants                                                    9,500            483,313
Rural Cellular
   12.25%                                                     20,619(b)      19,536,503
SGW Holding
   12.50% Cm Pay-in-kind Series B                            149,610(b,i,j)   2,289,033
   Cv Series A                                                87,091(b,i)       783,819
   Warrants                                                    2,750(i)         783,338
Sinclair Capital
   11.63%                                                    140,000         13,020,000
Telehub Communications
   Warrants                                                   12,000                120
Unifi Communications
   Warrants                                                   10,000                100
Varde Fund V LP                                           25,000,000(b,i,m)  25,000,000
Vialog
   Warrants                                                   22,600          1,175,200
Wayland Investment Fund LLC                               26,000,000(b,i,m)  28,911,480
XM Satellite Radio
   14.00% Cv                                                  10,750(d)       9,459,999

Total preferred stocks & other
(Cost: $435,759,616)                                                       $380,293,527

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Short-term securities (3.9%)
Issuer                                    Annualized         Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (1.5%)
Federal Home Loan Bank Disc Nts
   06-21-00                                    6.01%      $2,100,000         $2,092,318
   06-30-00                                    6.21       10,300,000         10,246,954
   07-14-00                                    6.41        9,200,000          9,126,140
Federal Home Loan Mtge Corp Disc Nt
   07-11-00                                    6.49        8,000,000          7,941,324
Federal Natl Mtge Assn Disc Nts
   06-01-00                                    5.94        9,600,000          9,598,314
   06-15-00                                    6.02          200,000            199,479
   07-13-00                                    6.26        8,400,000          8,333,000
Total                                                                        47,537,529

Commercial paper (2.1%)
Barton Capital Corp
   06-12-00                                    6.09        8,500,000(f)       8,482,773
CAFCO
   06-06-00                                    6.09       12,200,000(f)      12,187,515
Corporate Receivables
   06-19-00                                    6.11          600,000(f)         598,046
CXC
   07-20-00                                    6.63       10,500,000(f)      10,400,986
Falcon Asset
   07-13-00                                    6.58        9,800,000(f)       9,722,310
Fleet Funding
   06-09-00                                    6.09        8,500,000(f)       8,487,080
Ford Motor Credit
   06-02-00                                    6.04        4,100,000          4,098,579
Paccar Financial
   06-06-00                                    6.26        1,000,000            998,958
Procter & Gamble
   06-08-00                                    6.09          900,000            898,750
Variable Funding Capital
   07-20-00                                    6.64        9,400,000(f)       9,311,358
Total                                                                        65,186,355

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Short-term securities (continued)
Issuer                                    Annualized         Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

Letter of credit (0.3%)
Bank of America-
AES Hawaii
      07-28-00                                 6.53        9,800,000          9,691,887

Total short-term securities
(Cost: $122,458,276)                                                       $122,415,771

Total investments in securities
(Cost: $3,692,701,729)(n)                                                $3,074,813,179

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of May 31, 2000, the value of foreign securities represented 12.60% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2000.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Negligible market value.

(i) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at May 31, 2000, is as follows:

Security                                             Acquisition               Cost
                                                        dates

Arena Brands
   Common                                              09-03-92            $5,888,888

Australis Media
   14.00% 2000                                   12-17-97 thru 06-11-99     1,224,992

Communications & Power Inds
   Common                                              08-17-95               350,000

ECM Funding LP
   11.92% 20020                                   4-13-92 thru 12-10-99     1,078,342

Gemini Inds
   13.50% 2001                                   05-24-00 thru 05-25-00    13,554,000

Premier Cruises*
   11.00% 2008                                   03-06-98 thru 03-13-98    10,706,600

Premier Holdings
   Common                                              07-19-99            10,706,600

STRATEGIST INCOME FUND, INC.


Security                                             Acquisition               Cost
                                                        dates

SGW Holding
   12.50% Pay-in-kind Series B                   08-12-97 thru 05-07-99     2,402,023
   Cv Series A                                         08-12-97               899,998
   Warrants                                            08-12-97               867,900

United Pan-Europe Communications*
   (U.S. Dollar) 11.25% Sr Nts 2009                    10-22-99             8,437,270

Varde Fund V LP                                  04-27-00 thru 04-28-00    25,000,000

Veninfotel
   (U.S. Dollar) 10.00% Cv Pay-in-kind 2002      03-05-97 thru 03-09-00    10,939,556

Wayland Investment Fund LLC                            05-17-00            28,911,480

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2000.

(l) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the year ended May 31, 2000 are as follows:

Issuer              Beginning   Purchase     Sales      Ending     Dividend   Value(a)
                      cost        cost        cost       cost       income

PhoneTel
   Technologies*      $--      $23,769,375    $--     $23,769,375     $--     $753,469

Wilshire Financial
   Services Group*     --       25,203,750     --      25,203,750      --    3,919,500

Total                 $--      $48,973,125    $--     $48,973,125     $--   $4,672,969

*Issuer was not an affiliate for the entire year ended May 31, 2000.

(m) The share amounts for Limited Liability Companies (LLC) and Limited Partnerships (LP) represent capital contributions.

(n) At May 31, 2000, the cost of securities for federal income tax purposes was $3,693,707,051 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $63,855,670
Unrealized depreciation                                          (682,749,542)
                                                                 ------------
Net unrealized depreciation                                     $(618,893,872)

ANNUAL REPORT - 2000

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Quality Income Portfolio (a series of Income Trust) as of May 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended May 31, 2000. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Quality Income Portfolio as of May 31, 2000, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
July 7, 2000

STRATEGIST INCOME FUND, INC.


Financial Statements
Statement of assets and liabilities
Quality Income Portfolio

May 31, 2000

 Assets
Investments in securities, at value (Note 1)
   (identified cost $1,393,024,112)                                      $1,335,991,548
Dividends and accrued interest receivable                                    17,622,509
Receivable for investment securities sold                                    40,766,818
Unrealized appreciation on foreign currency contracts held, at value
(Notes 1 and 5)                                                                     974
                                                                                    ---
Total assets                                                              1,394,381,849
                                                                          -------------

 Liabilities
Disbursements in excess of cash on demand deposit                             4,017,153
Payable for investment securities purchased                                  85,541,048
Accrued investment management services fee                                       18,318
Other accrued expenses                                                           44,895
                                                                                 ------
Total liabilities                                                            89,621,414
                                                                             ----------
Net assets                                                               $1,304,760,435
                                                                         ==============

See accompanying notes to financial statements.

ANNUAL REPORT - 2000


Statement of operations
Quality Income Portfolio

Year ended May 31, 2000

 Investment income
Income:
Dividends                                                                $      807,500
Interest                                                                    102,084,037
                                                                            -----------
Total income                                                                102,891,537
Expenses (Note 2):
Investment management services fee                                            7,488,279
Compensation of board members                                                    10,474
Custodian fees                                                                   80,550
Audit fees                                                                       31,500
Other                                                                            14,354
                                                                                 ------
Total expenses                                                                7,625,157
   Earnings credits on cash balances (Note 2)                                    (4,760)
                                                                                 ------
Total net expenses                                                            7,620,397
                                                                              ---------
Investment income (loss) -- net                                              95,271,140
                                                                             ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                           (16,996,675)
   Financial future contracts                                                 3,664,722
   Foreign currency transactions                                                387,420
                                                                                -------
Net realized gain (loss) on investments                                     (12,944,533)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (65,492,632)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (78,437,165)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $ 16,833,975
                                                                           ============

See accompanying notes to financial statements.

STRATEGIST INCOME FUND, INC.


Statements of changes in net assets
Quality Income Portfolio

Year ended May 31,                                                      2000           1999

 Operations
Investment income (loss) -- net                                   $    95,271,140 $  100,906,199
Net realized gain (loss) on investments                               (12,944,533)    41,663,256
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies (65,492,632)   (78,170,119)
                                                                      -----------    -----------
Net increase (decrease) in net assets resulting from operations        16,833,975     64,399,336
Net contributions (withdrawals) from partners                        (289,912,100)   (93,477,216)
                                                                     ------------    -----------
Total increase (decrease) in net assets                              (273,078,125)   (29,077,880)
Net assets at beginning of year                                     1,577,838,560  1,606,916,440
                                                                    -------------  -------------
Net assets at end of year                                          $1,304,760,435 $1,577,838,560
                                                                   ============== ==============

See accompanying notes to financial statements.

ANNUAL REPORT - 2000

Notes to Financial Statements

Quality Income Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

STRATEGIST INCOME FUND, INC.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

ANNUAL REPORT - 2000

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of May 31, 2000, the Portfolio had entered into outstanding when-issued or forward-commitments of $43,762,057.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

STRATEGIST INCOME FUND, INC.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended May 31, 2000, the Portfolio's custodian fees were reduced by $4,760 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $853,515,406 and $979,604,975, respectively, for the year ended May 31, 2000. For the same period, the portfolio turnover rate was 62%. Realized gains and losses are determined on an identified cost basis.

ANNUAL REPORT - 2000

4. INTEREST RATE FUTURES CONTRACTS
As of May 31, 2000, investment is securities included securities valued at $13,306,920 that were pledged as collateral to cover initial margin deposit on 760 open sales contracts. The market value of the open sales contracts as of May 31, 2000, was $73,206,252 with a net unrealized loss of $807,104. See "Summary of significant accounting policies."

5. FOREIGN CURRENCY CONTRACTS
As of May 31 , 2000, the Portfolio has a foreign currency exchange contract that obligates it to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

Exchange date     Currency to      Currency to        Unrealized    Unrealized
                  be delivered     be received       appreciation  depreciation
June 5, 2000         539,254          575,901              $974         $--
                  U.S. Dollar   European Monetary Unit
Total                                                      $974         $--

STRATEGIST INCOME FUND, INC.


Investments in Securities

Quality Income Portfolio
May 31, 2000

(Percentages represent value of investments compared to net assets)

Bonds (96.1%)
Issuer                                        Coupon          Principal        Value(a)
                                              rate            amount

Government obligations (29.4%)
Federal Republic of Germany
   (European Monetary Unit)
      11-11-04                                 7.50%      11,000,000(c)     $11,113,776
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
      01-15-09                                 6.99        9,444,413          9,225,964
People's Republic of China
   (U.S. Dollar)
      01-15-96                                 9.00       10,000,000(c)       9,623,940
Resolution Funding Corp
   Zero Coupon
      04-15-16                                 8.13       47,000,000(j)      16,311,350
U.S. Treasury
      08-15-00                                 6.00       11,400,000         11,405,358
      11-15-01                                 7.50       72,000,000         72,686,159
      02-15-04                                 5.88        8,000,000          7,806,240
      05-15-04                                 7.25       25,000,000         25,507,750
      08-15-04                                 7.25       26,800,000         27,407,288
      05-15-06                                 6.88       31,150,000         31,602,610
      11-15-16                                 7.50      138,370,000(h)     153,439,877
   TIPS
      01-15-07                                 3.38        8,050,000(g)       8,269,089
Total                                                                       384,399,401

Mortgage-backed securities (32.1%)
Federal Home Loan Mtge Corp
      11-01-14                                 7.50        9,845,504          9,711,687
      04-01-15                                 7.50       21,670,015         21,375,483
      07-01-16                                 8.00              409                410
      01-01-17                                 8.00            3,015              3,001
      03-01-17                                 8.50           79,253             80,392
      06-01-17                                 8.50           48,241             48,874

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon          Principal        Value(a)
                                              rate            amount

      04-01-20                                 9.00          923,118            949,372
      04-01-21                                 9.00          720,525            743,041
      03-01-22                                 8.50        1,672,023          1,699,194
      08-01-22                                 8.50        1,638,968          1,666,634
      06-01-24                                 7.50        7,374,552          7,206,338
      02-01-25                                 8.00        2,897,497          2,886,631
   Collateralized Mtge Obligation
      09-01-19                                 8.50           82,382             83,489
Federal Housing Admin
      01-01-24                                 7.43        8,236,055          7,521,835
Federal Natl Mtge Assn
      11-01-02                                10.00               64                 66
      06-15-09                                 6.38       50,000,000         46,193,999
      04-01-14                                 5.50        2,650,000          2,412,023
      04-01-14                                 6.50       16,831,890         15,997,194
      12-01-14                                 5.50       10,000,000          9,101,974
      06-01-15                                 6.50       15,000,000(b)      14,235,938
      10-01-23                                 6.50        7,466,128          6,980,830
      11-01-26                                 8.00        5,019,049          4,984,518
      04-01-27                                 7.50        6,606,505          6,435,133
      06-01-27                                 7.50        7,152,290          6,964,542
      07-01-27                                 8.00        5,669,397          5,630,024
      01-01-28                                 6.50        2,720,951          2,524,526
      05-01-28                                 6.50       16,675,505         15,445,687
      12-01-28                                 6.50       17,813,620         16,477,598
      02-01-29                                 6.50       18,040,081         16,687,075
      03-01-29                                 6.00        3,854,954          3,459,821
      03-01-29                                 6.50       14,204,300         13,148,772
      05-01-29                                 6.00          978,312            878,035
      06-01-29                                 7.00       20,341,050         19,307,977
      07-01-29                                 6.00       14,641,299         13,140,566
      09-01-29                                 7.00       20,169,863         19,145,484
      11-01-29                                 7.00       19,719,247         18,702,522
      12-01-29                                 7.50       19,724,414         19,171,638
      01-01-30                                 8.00        5,972,427          5,926,301
      02-01-30                                 8.00       19,647,392         19,495,650
      07-01-30                                 8.00       30,000,000(b)      29,690,624
   Collateralized Mtge Obligation
      10-25-19                                 8.50        1,448,659          1,477,033

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon          Principal        Value(a)
                                              rate            amount

   Principal Only
      09-01-18                                 9.50          387,285(f)         294,609
   Trust Series Z
      02-25-24                                 6.00       24,711,753(i)      20,051,364
Govt Natl Mtge Assn
      05-15-26                                 7.50        9,844,036          9,681,019
Prudential Bache
   Collateralized Mtge Obligation
      04-01-19                                 7.97        1,956,931          1,955,816
Total                                                                       419,574,739

Automotive & related (1.9%)
Daimler-Benz North America
   Company Guaranty Medium-term Nts Series A
      09-15-06                                 7.38       18,745,000         18,168,591
General Motors
      05-15-03                                 8.88        7,050,000          7,264,179
Total                                                                        25,432,770

Banks and savings & loans (5.5%)
ABN-Amro Bank
   Sub Nts Series B
      05-15-23                                 7.75       12,000,000         11,150,400
Bank of America
   Sub Nts
      11-01-01                                 9.25        8,950,000          9,162,831
Bayerische Landesbank
   Deposit Nts
      02-26-01                                 5.63       13,750,000         13,585,413
Cullen/Frost Capital
   Series A
      02-01-27                                 8.42       10,000,000          8,779,200
Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                                 4.00        9,350,000(l)       8,082,701
NCNB
   Sub Nts
      10-15-01                                 9.13       10,000,000         10,197,700
Sanwa Finance Aruba
   (U.S. Dollar)
      07-15-09                                 8.35       12,000,000(c)      11,671,764
Total                                                                        72,630,009

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon          Principal        Value(a)
                                              rate            amount

Building materials & construction (0.4%)
Foster Wheeler
      11-15-05                                 6.75        5,850,000          4,783,188

Chemicals (0.9%)
Dow Chemical
      01-15-09                                 5.97       12,755,000         11,336,032

Communications equipment & services (0.7%)
Telekom Malaysia
   (U.S. Dollar)
      08-01-25                                 7.88       10,000,000(c,d)     8,612,950

Electronics (0.7%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63       10,800,000(c,d)     9,230,727

Energy (3.5%)
PDV America
   Sr Nts
      08-01-03                                 7.88       16,500,000         15,453,454
Phillips Petroleum
      03-15-28                                 7.13       12,000,000          9,724,176
Texaco Capital
   Gtd Deb
      03-01-43                                 7.50       12,000,000         10,800,480
USX-Marathon Group
      05-15-22                                 9.38        9,200,000          9,725,578
Total                                                                        45,703,688

Financial services (1.5%)
Marlin Water Trust
   Sr Nts
      12-15-01                                 7.09        8,300,000          8,176,479
Railcar Leasing LLC
      01-15-13                                 7.13       12,150,000(d)      11,703,852
Total                                                                        19,880,331

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon          Principal        Value(a)
                                              rate            amount

Health care services (2.0%)
AETNA Services
      08-15-03                                 6.38       13,650,000         13,010,907
HEALTHSOUTH
   Sr Nts
      06-15-08                                 7.00       11,150,000          8,885,926
Service Corp Intl
      03-15-08                                 6.50        9,550,000          4,631,750
Total                                                                        26,528,583

Industrial equipment & services (1.1%)
ARAMARK Services
      08-01-04                                 6.75       15,000,000         13,958,025

Insurance (4.2%)
Arkwright CSN Trust
      08-15-26                                 9.63       11,000,000(d)      10,914,948
Conseco
   Medium-term Nts Series B
      06-21-01                                 7.60       10,000,000          7,350,000
Nationwide CSN Trust
      02-15-25                                 9.88       11,500,000(d)      11,900,453
SAFECO Capital
   Company Guaranty
      07-15-37                                 8.07       15,000,000         12,177,960
SunAmerica
      08-01-08                                 9.95       11,000,000         12,227,523
Total                                                                        54,570,884

Media (0.9%)
Cox Enterprises
      06-14-02                                 6.63       12,000,000(d)      11,714,040

Metals (0.8%)
Alcan Aluminum
   (U.S. Dollar)
      01-15-22                                 8.88        9,600,000(c)       9,885,984

Miscellaneous (0.1%)
Jasmine Submarine Telecom
   Sr Nts
      05-30-11                                 8.48        1,372,928(d)       1,240,193

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Bonds (continued)
Issuer                                        Coupon          Principal        Value(a)
                                              rate            amount

Retail (2.0%)
Dayton Hudson
      06-15-23                                 7.88       18,850,000         17,062,832
Wal-Mart CRAVE Trust
      07-17-06                                 7.00        8,757,418(d)       8,433,569
Total                                                                        25,496,401

Transportation (1.3%)
Burlington Northern Santa Fe
      12-15-25                                 7.00       10,000,000          8,439,870
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(d)       8,901,400
Total                                                                        17,341,270

Utilities -- electric (3.5%)
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                 8.00        9,000,000          8,401,860
Edison Mission Energy
   Sr Nts
      06-15-09                                 7.73        8,600,000          8,019,775
Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-26                                 7.88        9,000,000(c,d)     7,987,140
Korea Electric Power
   (U.S. Dollar) Zero Coupon
      04-01-16                                10.07       35,000,000(c,k)     5,709,445
 Salton Sea Funding
   Series C
      05-30-10                                 7.84       10,000,000          9,634,400
Wisconsin Electric Power
      12-01-95                                 6.88        8,000,000          6,352,160
Total                                                                        46,104,780

See accompanying notes to investments in securities.

STRATEGIST INCOME FUND, INC.


Bonds (continued)
Issuer                                        Coupon          Principal        Value(a)
                                              rate            amount

Utilities -- gas (0.7%)
El Paso Energy
   Sr Nts Series B
      07-15-01                                 6.63        8,675,000          8,529,000

Utilities -- telephone (2.8%)
GTE Florida
      02-01-28                                 6.86       12,450,000         10,332,380
New York Telephone
      07-15-31                                 9.38       14,000,000         14,239,540
U S WEST Capital Funding
   Company Guaranty
      08-15-01                                 6.88       12,000,000         11,876,640
Total                                                                        36,448,560

Total bonds
(Cost: $1,310,584,633)                                                   $1,253,401,555

Preferred stock (0.7%)
Issuer                                                       Shares           Value(a)

Salomon Income Financing Trust
      9.50%                                                  340,000         $8,670,000

Total preferred stock
(Cost: $8,500,000)                                                           $8,670,000

See accompanying notes to investments in securities.

ANNUAL REPORT - 2000


Short-term securities (5.7%)
Issuer                                     Annualized        Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (5.2%)
Federal Home Loan Bank Disc Nts
   06-09-00                                    5.95%     $18,500,000        $18,472,527
   07-21-00                                    6.45          500,000            495,325
Federal Home Loan Mtge Corp Disc Nts
   06-22-00                                    6.03       13,700,000         13,646,649
   07-11-00                                    6.48       10,700,000         10,621,643
   07-14-00                                    6.45       14,900,000         14,783,447
Federal Natl Mtge Assn Disc Nt
   07-17-00                                    6.46        9,600,000          9,516,277
Total                                                                        67,535,868

Commercial paper (0.5%)
Ciesco LP
   07-25-00                                    6.63        1,000,000            989,978
Fleet Funding
   06-09-00                                    6.09        1,900,000(e)       1,897,112
Kimberly Clark
   06-05-00                                    6.11        3,500,000(e)       3,497,035
Total                                                                         6,384,125

Total short-term securities
(Cost: $73,939,479)                                                         $73,919,993

Total investments in securities
(Cost: $1,393,024,112)(m)                                                $1,335,991,548

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At May 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $43,762,057.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of May 31, 2000, the value of foreign securities represented 5.66% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

STRATEGIST INCOME FUND, INC.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents original yield based upon the estimated timing of future cash flows.

(g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                                Notional amount

Sale contracts U.S. Treasury Bonds, Sept. 2000                    $36,000,000
U.S. Treasury Notes, June 2000, 10-year                            40,000,000

(i) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(j) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2000.

(m) At May 31, 2000, the cost of securities for federal income tax purposes was $1,393,935,024 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                          $5,995,962
Unrealized depreciation                                         (63,939,438)
                                                                -----------
Net unrealized depreciation                                    $(57,943,476)

ANNUAL REPORT - 2000

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

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                 S-6148 E (7/00)